
-------------------------------------------------------------------------------
TABLE OF CONTENTS
-------------------------------------------------------------------------------

President's Letter.....................................................       1
CAPITAL APPRECIATION FUNDS:
Investment Review......................................................       3
Portfolios of Investments:
 Aetna Growth Fund.....................................................      22
 Aetna International Fund..............................................      24
 Aetna Mid Cap Fund....................................................      26
 Aetna Small Company Fund..............................................      28
 Aetna Value Opportunity Fund..........................................      30
 Aetna Technology Fund.................................................      31
Statements of Assets and Liabilities...................................      32
Statements of Operations...............................................      34
Statements of Changes in Net Assets....................................      36
Notes to Financial Statements..........................................      47
Additional Information.................................................      54
Financial Highlights...................................................      55

                            PRESIDENT'S LETTER


Dear Fellow Shareholder,

Thank you for investing in the Aetna Series Fund, Inc. With nearly 9,000 mutual funds available in today's market, we appreciate your confidence in us.

A brief review of the economy over the past six months lends some interesting insights into the performance of financial markets. The U.S. economy grew at an astonishing annualized rate of 7.3% in the fourth quarter of 1999 and 5.4% in the first quarter of 2000, as measured by real Gross Domestic Product. The pace of this wealth-induced growth, combined with other inflation concerns, has led the Federal Reserve to raise the Federal Funds rate by 0.75% since November to its current 6.00%, and the end is not yet in sight. Still, consumers remained confident about the economy, and economic statistics continued to show strength.

Equity markets experienced significant volatility but ended positively despite rising interest rates. Often extreme, this volatility plagued all facets of the stock market during the first four months of 2000, but was most noticeable in the technology sector. Domestic bonds produced positive returns despite interest rate increases by the Federal Reserve, and short-term interest rates moved higher than long-term interest rates.

The Fund and its advisor, Aeltus Investment Management, Inc., strive to continuously improve its products and services. Here are some highlights of our recent efforts:

     o AETNA PRINCIPAL PROTECTION FUND II enjoyed a successful offering, as investors committed nearly $130 million to the fund; AETNA PRINCIPAL PROTECTION FUND III is in its offering period until May 30, 2000. These innovative total-return funds offer investors downside protection--while providing investors the opportunity for upside market potential.

     o On December 22, 1999, Aeltus announced the acquisition of a minority equity interest in ELIJAH ASSET MANAGEMENT, LLC (EAM), headquartered in San Francisco. EAM is known as a skilled manager of specialized growth and technology funds.

     o AETNA TECHNOLOGY FUND was launched on March 1, 2000. Sub-advised by EAM, this fund seeks long-term capital appreciation by investing primarily in common stocks of companies in the technology sector.

     o Your Board of Directors considered and agreed to submit to you a proposal (proxy) to LIQUIDATE FOUR FUNDS: Aetna Mid Cap Fund, Aetna Real Estate Securities Fund, Aetna High Yield Fund and Aetna Index Plus Bond Fund. Proxy materials will be mailed to those of you in these funds on or about May 30, 2000, with a proposed liquidation date on or before September 1, 2000.

     o On March 31, five of our funds were recognized by Morningstar, Inc. with four and five star ratings.

This is merely a sample of some of the ways we have set out to fulfill our commitment to bringing you our best in products and services. Again, we very much appreciate and value your continued confidence in our funds and in Aeltus.

Sincerely,



/s/ J. Scott Fox

J. Scott Fox
President
Aetna Series Fund, Inc.

A prospectus containing more complete information including charges and expenses is available from your financial advisor, at www.aetnafunds.com, or by calling 800-238-6263, option 2. Read the prospectus carefully before investing.

AETNA GROWTH FUND
Growth of $10,000

{Begin Line Chart]

------------------------------------------------------------------------------------------------------------------------------------
                                Jan-94                                           Dec-94
------------------------------------------------------------------------------------------------------------------------------------
Aetna Growth Fund (Class I)     $10,000     $10,250     $ 9,900     $10,552     $10,559     $11,343     $12,682      $13,883
S&P 500 Index                   $10,000     $ 9,621     $ 9,661     $10,134     $10,132     $11,119     $12,180      $13,149
Russell 1000 Growth Index       $10,000     $ 9,559     $ 9,461     $10,189     $10,266     $11,243     $12,348      $13,469

------------------------------------------------------------------------------------------------------------------------------------
                                Dec-95                                          Oct-96
------------------------------------------------------------------------------------------------------------------------------------
Aetna Growth Fund (Class I)     $14,181     $15,048     $15,638     $16,322     $16,622     $18,613     $17,845      $22,177
S&P 500 Index                   $13,940     $14,689     $15,349     $15,823     $16,260     $18,214     $18,653      $22,320
Russell 1000 Growth Index       $14,082     $14,838     $15,782     $16,350     $16,448     $18,554     $18,589      $22,561

------------------------------------------------------------------------------------------------------------------------------------
                                Oct-97                                          Oct-98
------------------------------------------------------------------------------------------------------------------------------------
Aetna Growth Fund (Class I)     $21,434     $21,612     $25,876     $26,171     $24,601     $31,137     $31,452      $33,028
S&P 500 Index                   $21,483     $23,118     $26,317     $26,628     $26,210     $30,629     $32,059      $32,008
Russell 1000 Growth Index       $21,462     $23,302     $26,415     $27,057     $26,754     $33,228     $33,424      $33,565

------------------------------------------------------------------------------------------------------------------------------------
                                Oct-99                  Apr-00
------------------------------------------------------------------------------------------------------------------------------------
Aetna Growth Fund (Class I)     $33,731     $37,843     $41,113
S&P 500 Index                   $32,936     $33,796     $35,303
Russell 1000 Growth Index       $35,917     $39,832     $42,641

[End Line Chart]


     Average Annual Total Returns
 for the period ended April 30, 2000*
--------------------------------------------------
                 1 Year    5 Years    Inception
--------------------------------------------------
Class I          30.70%    28.77%     25.06%
--------------------------------------------------
Class A:
   POP (1)       22.94%    26.61%     23.22%
   NAV (2)       30.43%    28.12%     24.38%
--------------------------------------------------
Class B:
   w/CDSC (3)    24.40%    27.34%     23.83%
   NAV           29.40%    27.49%     23.83%
--------------------------------------------------
Class C:
   w/CDSC (4)    28.45%    27.50%     23.83%
   NAV           29.45%    27.50%     23.83%
--------------------------------------------------


*Total Return is calculated including reinvestment of income and capital gain distributions. For periods prior to the inception of Class A, Class B and Class C, the performance of each class is calculated by using the performance of Class I since its inception date (01/04/94), adjusted for fees and expenses charged to the appropriate class. Class I, Class A, Class B and Class C shares participate in the same portfolio of securities. Past performance is no guarantee of future results. Investment return and principal of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

**The Aetna Growth Fund has changed its benchmark from the Standard & Poor's (S&P) 500 Index to the Russell 1000 Growth Index because the Russell 1000 Growth Index emphasizes large cap growth stocks, which are more indicative of the securities in which the Fund invests.


                               AETNA GROWTH FUND

HOW DID THE FUND PERFORM DURING THE PERIOD?

The Aetna Growth Fund Class I shares generated a 21.88% total return, net of fund expenses, for the six month period ended April 30, 2000. The benchmark, Russell 1000 Growth Index(f), returned 18.72% for the same period.

WHAT ECONOMIC OR FINANCIAL MARKET CONDITIONS IMPACTED THE FUND?

The economy expanded at a very strong pace, reporting 7.3% growth in Gross Domestic Product during the last quarter of 1999 and 5.4% growth during the first quarter of 2000. This wealth-induced growth, combined with inflation concerns

                                                See Definition of Terms.       3
relating to increased labor costs and higher oil prices, has led the Federal Reserve Bank (the Fed) to take on a strategy of gradually increasing the Federal Funds rate. Since November 1999, the Federal Funds rate was increased 75 basis points to 6.00%.

Despite these interest rate hikes, consumers remained confident about the economy and the stock market. Evidence for this confidence can be found in total monthly inflows into equity mutual funds, measuring $17 billion in January and $22 billion in February. (This compares to monthly averages in 1999 and 1998 of $16 billion and $13 billion, respectively.)

Equity markets, especially large cap growth stocks, delivered solid performance during the past six months, as measured by the Russell 1000 Growth Index which was up 18.72% for this period. However, during the latter part of the period, investors became more discriminating about the Price/Earnings multiple which they were willing to pay for future earnings growth. (The Price/Earnings multiple, or P/E, is calculated by dividing the price of one share by the earnings per share generated by the firm. A measure of the attractiveness of a particular security, the P/E ratio gives investors an idea of how much they are paying for earning power.) The change was marked by a rotation out of Internet stocks, which negatively affected the entire technology sector, into "old economy" stocks, such as those in the Dow Jones Industrial Average.

WHAT INVESTMENTS INFLUENCED THE FUND'S PERFORMANCE OVER THE PAST SIX MONTHS?

The Fund's investments in the healthcare sector were the primary driver of performance during the period. Both an underweight position in pharmaceuticals and an overweight position in biotechnology, as well as strong security selection, drove returns in the healthcare sector. Idec Pharmaceuticals was the strongest performer in the biotechnology sector, reflecting strong revenue and earnings growth. This stock was sold early in 2000 as valuations began to peak in the biotechnology sector.

The Fund was positively impacted by our underweight position in consumer staples. In particular, we did not own Procter & Gamble or Coca-Cola which both had very poor performance, driven by negative earnings surprises and declining earnings growth rates.

An overweight position in producer durables helped performance. Investments in the precision instruments and telecommunications equipment industries contributed to the outperformance. Waters Corporation, which makes analytical testing equipment, was this sector's most significant performer, returning 78%. Not only are the company's fundamentals very strong, but it also benefited from increasing research and development spending in the biotech/pharmaceutical sector, and a new product rollout. Nokia also added to performance, as strong demand for communications infrastructure equipment and handsets lead to earnings surprises and upward revisions to earnings estimates.

WHAT IS YOUR OUTLOOK GOING FORWARD?

The impact of the five Fed interest rate hikes since June 1999 and the prospect of additional Fed intervention could weigh heavily on equity markets over the next few months. As investors, we are faced with the following questions: When will the economy begin to slow, and what will be the impact on equity markets? If the Fed has done its job correctly, an economic slowdown should be modest. Under these conditions, equity markets could continue to show strength but perhaps at a slower pace and across a broader spectrum of stocks than in prior years. Many of the factors that have positively influenced the economy and the equity markets are still intact. Those include low inflation, improved productivity, technological advances and global economic strength. This strong foundation should continue to have a positive effect on the direction of the stock market.


4   See Definition of Terms.

DOMESTIC EQUITY PORTFOLIO BREAKDOWN:

--------------------------------------------------------------------------------
                                    % OF EQUITY   % OF RUSSELL    OVER/(UNDER)
SECTOR                              INVESTMENTS   1000 GROWTH      WEIGHTING
--------------------------------------------------------------------------------
Autos and Transportation                 --            0.3%          (0.3)%
Consumer Discretionary                 14.9%          16.2%          (1.3)%
Consumer Staples                         --            5.8%          (5.8)%
Financial Services                      3.7%           7.6%          (3.9)%
Healthcare                             13.1%          13.2%          (0.1)%
Integrated Oils                          --            0.1%          (0.1)%
Materials and Processing                 --            0.8%          (0.8)%
Other Energy                            5.2%           2.0%           3.2%
Other                                   7.7%           5.8%           1.9%
Producer Durables                       4.6%           2.9%           1.7%
Technology                             46.1%          38.5%           7.6%
Utilities                               4.7%           6.8%          (2.1)%


------------------------------------------------
                                 % OF NET
TOP TEN EQUITY HOLDINGS           ASSETS
------------------------------------------------
Cisco Systems, Inc.                6.2%
Intel Corp.                        5.3%
General Electric Co.               4.5%
EMC Corp.                          3.1%
Warner Lambert Co.                 2.8%
Tyco International Ltd.            2.5%
Time Warner, Inc.                  2.5%
Waters Corp.                       2.4%
Microsoft Corp.                    2.4%
Enron Corp.                        2.3%

The opinions expressed reflect those of the portfolio manager only through April 30, 2000. The manager's opinions are subject to change at any time based on market and other conditions. The composition, industries and holdings of the Fund are subject to change.

                                                 See Definition of Terms.      5

AETNA INTERNATIONAL FUND
Growth of $10,000

{Begin Line Chart]

------------------------------------------------------------------------------------------------------------------------------------
                                      Jan-92                                     Dec-92
Aetna International Fund (Class I)    $10,000   $ 9,311   $ 9,521   $ 9,171     $ 8,921    $ 9,401     $10,011     $10,821
MSCI EAFE Index                       $10,000   $ 8,821   $ 9,016   $ 9,161     $ 8,816    $ 9,881     $10,883     $11,612

------------------------------------------------------------------------------------------------------------------------------------
                                      Dec-93                                    Dec-94
Aetna International Fund (Class I)    $11,620   $11,460   $11,571   $11,829     $11,627    $11,347     $11,484     $12,384
MSCI EAFE Index                       $11,720   $12,137   $12,766   $12,786     $12,665    $12,910     $13,015     $13,568

------------------------------------------------------------------------------------------------------------------------------------
                                      Dec-95                                    Oct-96
Aetna International Fund (Class I)    $12,437   $13,104   $13,806   $13,856     $13,927    $15,790     $16,098      $18,503
MSCI EAFE Index                       $14,128   $14,547   $14,788   $14,781     $14,633    $14,504     $14,884      $17,008

------------------------------------------------------------------------------------------------------------------------------------
                                      Oct-97                                    Oct-98
Aetna International Fund (Class I)    $17,552   $18,270   $21,350   $22,215     $19,347    $21,493    $22,806       $24,084
MSCI EAFE Index                       $15,353   $16,042   $17,748   $17,989     $16,883    $18,406    $19,488       $19,790

------------------------------------------------------------------------------------------------------------------------------------
                                      Oct-99              Apr-00
Aetna International Fund (Class I)    $24,785   $30,823   $32,536
MSCI EAFE Index                       $20,827   $22,006   $22,252

------------------------------------------------------------------------------------------------------------------------------------

     Average Annual Total Returns
 for the period ended April 30, 2000*
--------------------------------------------------
                 1 Year    5 Years    Inception
--------------------------------------------------
Class I          42.67%    22.82%     15.23%
--------------------------------------------------
Class A:
   POP (1)       34.15%    20.71%     13.69%
   NAV (2)       42.31%    22.15%     14.50%
--------------------------------------------------
Class B:
   w/CDSC (3)    36.43%    21.49%     14.13%
   NAV           41.43%    21.68%     14.13%
--------------------------------------------------
Class C:
   w/CDSC (4)    40.20%    21.66%     14.12%
   NAV           41.20%    21.66%     14.12%
--------------------------------------------------


*Total Return is calculated including reinvestment of income and capital gain distributions. For periods prior to the inception of Class A, Class B and Class C, the performance of each class is calculated by using the performance of Class I since its inception date (01/03/92), adjusted for fees and expenses charged to the appropriate class. Class I, Class A, Class B and Class C shares participate in the same portfolio of securities. Past performance is no guarantee of future results. Investment return and principal of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.



                            AETNA INTERNATIONAL FUND

HOW DID THE FUND PERFORM DURING THE PERIOD?

The Aetna International Fund Class I shares generated a 31.28% total return, net of fund expenses, for the six month period ended April 30, 2000. The benchmark, Morgan Stanley Capital International-Europe, Australia and Far East (MSCI EAFE) Index(b), returned 6.84% for the same period.

WHAT ECONOMIC OR FINANCIAL MARKET CONDITIONS IMPACTED THE FUND?

Economic factors around the world finished strong in 1999. By the end of the year, many economists were raising economic growth rate estimates and citing solid synchronized growth. The International Monetary Fund Growth Outlook for 2000 is 3.5%, compared with 2.5% reported in 1999, a difficult year in international markets.

6   See Definition of Terms.

The European single currency, the Euro, celebrated its first birthday on January 1, 2000. The Euro provides more possibilities for long-term benefits in promoting trading goods and services. The Euro is a long-term positive for European stocks, and investors will reward companies that can adapt well to this new environment.

During the period, investors began to believe the Japanese restructuring story. Japan has successfully avoided a banking collapse and government fiscal programs are beginning to take affect.

WHAT INVESTMENTS INFLUENCED THE FUND'S PERFORMANCE OVER THE PAST SIX MONTHS?

The Fund continued to invest in growth-oriented names. Our overweight position in the Nordic region (at Japan's expense) proved wise. Nokia and Ericcson lead performance in Finland and Sweden in a continued red-hot technology sector.

In Japan, equity markets slumped as they priced for poor economic news in the fourth quarter of 1999. These markets continued to remain weak as investors sold off some stocks in order to realize some profits ahead of fiscal year end on March 31. The Fund's holdings in Japan were reduced to 17% of assets in February but were increased to 24% in March based on positive economic news and continued corporate restructuring.

The Fund's overweight position in the technology sector proved beneficial for the entire period, though there were a few rough spots. Our overall mandate - invest in stocks with positive business fundamentals - ignores daily and weekly market fluctuations, looking instead for long-term growth opportunity.

Our top holdings are large, liquid names such as Phillips (Netherlands) and NTT (Japan), in addition to Nokia and Ericsson. While these stocks participated in market rallies, they did not suffer the dramatic declines other stocks experienced during down markets. The Fund also holds smaller technology stocks, but at much smaller percentages in order to better diversify risk.

Our overweighting in the manufacturing sector helped performance. Phillips, Siemens and Vestas Wind Systems, a leading provider of wind energy, were our top performers. We underweighted the banking and energy sectors due to higher interest rate forecasts and lower growth prospects. During the period, currency hedging did not produce any meaningful impact on performance.

WHAT IS YOUR OUTLOOK GOING FORWARD?

The outlook for international investing continues to be positive, boosted by corporate restructuring and favorable economic trends. Economic growth and low inflation paint a healthy picture for equity investing.

Merger and acquisition activity is on the rise. The pressure to appease the shareholder is becoming greater in both Europe and Japan, leading to an increase in hostile takeovers. In Europe, for example, 39 hostile bids were recorded in 1999 compared to 7 in 1998. The number of mergers and acquisitions increased 75% from 1998, setting a new record for the fifth consecutive year. These corporate restructurings should lead to enhanced efficiency and thus greater profits. Several countries in Europe possess positive earnings growth, a key indicator for our country asset allocation.

In Japan, restructuring topped 700 deals, surpassing just over 300 in 1998. Still, the increase in Japan represents only a small portion of Gross Domestic Product, merely 2%, when compared to the U.S. at 21%. Overall, the economy has bottomed, taxes have been slashed and new fiscal programs have permeated the economy. Over the next two years, more than $480 billion dollars in Japanese government bonds (earning 6%) will mature. These bond investors will have to choose between investing in new 1% government bonds or investing in a rebounding stock market. Central bank liquidity is extremely supportive of Japanese equity. General economic figures also support Japan; there has been a spurt in machinery orders and a pickup in personal consumption in both department store sales and personal computers. Still, Japanese equities have a long way to go to make up for a dismal decade.

Stocks markets in Asia and Latin America both have positive earnings growth. In Mexico, economic growth may top 6%. In Brazil, the trend in industrial production ought to continue its positive movement. Overall, Latin America's economic growth

                                                See Definition of Terms.       7
rate may top 4% and inflation may fall to 7% in this new year, while Asian (excluding Japan) growth should increase moderately to 3%.

Technology underscores a long-term positive trend for major international markets. According to technology measures, such as personal computer demand, Internet hosts and technology expenditures, many major foreign countries significantly lag the United States. We expect technology expenditures to spread in Japan, Germany and France, which will then help overall stock market valuations by boosting productivity and supporting the global technology industry.

International investments involve risks not present in U.S. securities, including currency fluctuation, less public information and political and economic uncertainty.

--------------------------------------------------------------------------------
                                % OF EQUITY     % OF      OVER/(UNDER)
COUNTRY WEIGHTINGS              INVESTMENTS   MSCI EAFE     WEIGHTING
--------------------------------------------------------------------------------
Japan                              22.8%         27.1%          (4.3)%
United Kingdom                     11.4%         20.3%          (8.9)%
France                             10.5%         10.8%          (0.3)%
Netherlands                        11.6%          5.1%           6.5%
Germany                             5.4%          9.1%          (3.7)%
Switzerland                         4.5%          5.4%          (0.9)%
Sweden                              5.2%          3.5%           1.7%
Denmark                             4.1%          0.7%           3.4%
Norway                              0.4%          0.3%           0.1%
Finland                             6.8%          3.6%           3.2%
Other                              17.3%         14.1%           3.2%


--------------------------------------------------------------------------------
                                              % OF NET
TOP TEN EQUITY HOLDINGS                        ASSETS
--------------------------------------------------------------------------------
Nokia Corp., ADR                                 3.6%
Koninklijke (Royal) Philips Electronis N.V.      3.5%
Telefonaktiebolaget LM Ericsson AB               2.7%
Vivendi                                          2.5%
Softbank Corp.                                   2.2%
Nippon Telegraph and Telephone Corporation       2.1%
Murata Manufacturing Co., Ltd.                   2.1%
Vestas Wind Systems A/S                          1.9%
STMicroelectronics N.V.                          1.9%
British Telecommunications Plc                   1.9%


The opinions expressed reflect those of the portfolio manager only through April 30, 2000. The manager's opinions are subject to change at any time based on market and other conditions. The composition, industries and holdings of the Fund are subject to change.


8   See Definition of Terms.

AETNA MID CAP FUND
Growth of $10,000

{Begin Line Chart]

------------------------------------------------------------------------------------------------------------------------------------

                               Feb-98                        Oct-98                                   Oct-99                Apr-00
Aetna Mid Cap Fund (Class I)   $10,000   $11,410   $10,530   $ 9,290    $11,200   $11,719   $11,650   $11,499    $12,930    $14,926
S&P MidCap 400 Index           $10,000   $11,229   $10,372   $10,055    $11,371   $11,951   $12,376   $12,173    $13,191    $14,761
------------------------------------------------------------------------------------------------------------------------------------

         Average Annual Total Returns
      for the period ended April 30, 2000*
--------------------------------------------------
                 1 Year         Inception
--------------------------------------------------
Class I          27.36%         19.65%
--------------------------------------------------
Class A:
   POP (1)       19.76%         16.21%
   NAV (2)       27.04%         19.33%
--------------------------------------------------
Class B:
   w/CDSC (3)    21.05%         17.30%
   NAV           26.05%         18.40%
--------------------------------------------------
Class C:
   w/CDSC (4)    25.10%         18.45%
   NAV           26.10%         18.45%
--------------------------------------------------

*Total Return is calculated including reinvestment of income and capital gain distributions. For the period prior to the inception of Class B and Class C, the performance is calculated by using the performance of Class I since its inception date (02/04/98), adjusted for fees and expenses. Class I, Class A, Class B and Class C shares participate in the same portfolio of securities. Past performance is no guarantee of future results. Investment return and principal of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.


                               AETNA MID CAP FUND

HOW DID THE FUND PERFORM DURING THE PERIOD?

The Aetna Mid Cap Fund Class I shares generated a 29.80% total return, net of fund expenses, for the six month period ended April 30, 2000. The benchmark, Standard & Poor's (S&P) MidCap 400 Index(c), returned 21.26% for the same period.

WHAT ECONOMIC OR FINANCIAL MARKET CONDITIONS IMPACTED THE FUND?

Mid cap stocks posted solid gains during the six months ending April 30, 2000. The S&P MidCap 400 Index measurably outperformed the S&P 500 Index(a) (21.26% vs.7.20%), a traditional measure of large cap stocks. (Market capitalization, or cap, is the value of a company based on the market price of its stock. Market cap is calculated by multiplying the number of shares outstanding by the current price of a single share.)

                                                See Definition of Terms.       9

A continuing focus on price momentum and revenue growth set the pace for the mid cap market during most of the period. April, the cruelest month indeed, was not kind to the very same sectors which had performed well from November through March. April was this sector's first down month since mid-1999.

WHAT INVESTMENTS INFLUENCED THE FUND'S PERFORMANCE OVER THE PAST SIX MONTHS?

The Fund benefited from an overweight position in the technology sector and from an underweight position in the financial sector. It was hurt by less than optimal stock selection in biotechnology, a very volatile industry for the period.

A small yet material reallocation of the Fund toward more value-oriented stocks at the end of March helped Fund performance as well. An example of good stock selection was a position in Federated Investors, purchased in late March. (Value stocks are those that appear currently undervalued, typically selling at a low price/earnings ratio. Value stocks are often contrasted with growth stocks, those that have experienced and are expected to continue to experience consistently high growth in operations and earnings, normally paying little or no dividends.)

Holdings in Broadcom and PMC-Sierra also helped the Fund during the period. A position in CuraGen had a negative impact on Fund performance.

WHAT IS YOUR OUTLOOK GOING FORWARD?

There was a noticeable broadening in U.S. equity markets at the end of March. In response, the Fund made moves to reduce sector risk by reducing its weight in technology stocks and investing in higher quality stocks in selected sectors where the Fund was underweight. Despite these moves, the Fund remains overweight in the technology sector.

The Fund continues to strictly control risk relative to the S&P MidCap 400
Index.

DOMESTIC EQUITY PORTFOLIO BREAKDOWN:

--------------------------------------------------------------------------------
                                    % OF EQUITY    % OF S&P    OVER/(UNDER)
SECTOR                              INVESTMENTS   MIDCAP 400     WEIGHTING
--------------------------------------------------------------------------------
Basic Materials                         4.7%         4.9%          (0.2)%
Commercial Services                     3.8%         5.4%          (1.6)%
Consumer Discretionary                 13.9%        13.0%           0.9%
Consumer Non-Discretionary              2.3%         2.5%          (0.2)%
Energy                                 11.4%         7.9%           3.5%
Finance                                12.1%        11.5%           0.6%
Healthcare                              5.9%        11.1%          (5.2)%
Manufacturing                           7.9%         8.0%          (0.1)%
Technology                             27.6%        25.8%           1.8%
Utilities                              10.4%         9.9%           0.5%


10   See Definition of Terms.

--------------------------------------------------------------------------------
                                 % OF NET
TOP TEN EQUITY HOLDINGS           ASSETS
--------------------------------------------------------------------------------
Vishay Intertechnology, Inc.       2.5%
Siebel Systems, Inc.               2.4%
Altera Corp.                       2.2%
Helmerich & Payne, Inc.            1.9%
Payless Shoe Source, Inc.          1.8%
TriQuint Semiconductor, Inc.       1.8%
NSTAR Corp.                        1.8%
Oxford Health Plans, Inc.          1.7%
Brinker International, Inc.        1.6%
Arrow Electronics, Inc.            1.6%


The opinions expressed reflect those of the portfolio manager only through April 30, 2000. The manager's opinions are subject to change at any time based on market and other conditions. The composition, industries and holdings of the Fund are subject to change.

                                                See Definition of Terms.      11

AETNA SMALL COMPANY FUND
Growth of $10,000

{Begin Line Chart]

------------------------------------------------------------------------------------------------------------------------------------
                                      Jan-94                                   Dec-94
Aetna Small Company Fund (Class I)    $10,000   $10,070   $ 9,650   $10,320    $10,130   $11,162   $12,525   $14,138
Russell 2000 Index                    $10,000   $ 9,735   $ 9,356   $10,006    $ 9,819   $10,271   $11,234   $12,343

------------------------------------------------------------------------------------------------------------------------------------
                                      Dec-95                                   Oct-96
Aetna Small Company Fund (Class I)    $15,010   $16,227   $16,459   $16,448    $16,228   $17,415   $16,710   $20,924
Russell 2000 Index                    $12,611   $13,254   $13,917   $13,965    $13,749   $14,986   $13,971   $16,944

------------------------------------------------------------------------------------------------------------------------------------
                                      Oct-97                                   Oct-98
Aetna Small Company Fund (Class I)    $22,362   $22,554   $25,924   $23,132    $20,691   $23,141   $23,481   $24,882
Russell 2000 Index                    $17,784   $17,694   $19,893   $17,333    $15,674   $17,749   $18,051   $18,618

------------------------------------------------------------------------------------------------------------------------------------
                                      Oct-99              Apr-00
Aetna Small Company Fund (Class I)    $24,941   $30,955   $34,508
Russell 2000 Index                    $18,005   $20,899   $21,375

------------------------------------------------------------------------------------------------------------------------------------

         Average Annual Total Returns
     for the period ended April 30, 2000*
--------------------------------------------------
                 1 Year    5 Year     Inception
--------------------------------------------------
Class I          46.97%    24.68%     21.65%
--------------------------------------------------
Class A:
   POP (1)       38.19%    22.61%     19.85%
   NAV (2)       46.67%    24.07%     20.98%
--------------------------------------------------
Class B:
   w/CDSC (3)    40.56%    23.26%     20.43%
   NAV           45.56%    23.43%     20.43%
--------------------------------------------------
Class C:
   w/CDSC (4)    44.44%    23.42%     20.42%
   NAV           45.44%    23.42%     20.42%
--------------------------------------------------


*Total Return is calculated including reinvestment of income and capital gain distributions. For periods prior to the inception of Class A, Class B and Class C, the performance of each class is calculated by using the performance of Class I since its inception date (01/04/94), adjusted for fees and expenses charged to the appropriate class. Class I, Class A, Class B and Class C shares participate in the same portfolio of securities. Past performance is no guarantee of future results. Investment return and principal of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.


                            AETNA SMALL COMPANY FUND

HOW DID THE FUND PERFORM DURING THE PERIOD?

The Aetna Small Company Fund Class I shares generated a 38.36% total return, net of fund expenses, for the six month period ended April 30, 2000. The benchmark, Russell 2000 Index(d), returned 18.72% for the same period.

WHAT ECONOMIC OR FINANCIAL MARKET CONDITIONS IMPACTED THE FUND?

Economic conditions remained strong throughout the six-month period. Robust economic numbers, including a low unemployment environment, encouraged consumers to spend. In general, consumers showed a preference for cars, housing, appliances and technology (including computers, electronics and wireless communications) as they took advantage of declining prices and increasing capabilities.

12   See Definition of Terms.

In financial markets, investors shared most of the consumer enthusiasm and showed a willingness to buy cutting edge technology stocks, particularly in three areas: telecommunications, technology and biotechnology. This enthusiasm lasted for the first 4 1/2 months of the period. However, the Federal Reserve Bank's hike in interest rates caused investors to pull back, particularly in some of the growth areas. Hence, over the past four to six weeks, we saw a definite correction in most biotech and technology stocks.

WHAT INVESTMENTS INFLUENCED THE FUND'S PERFORMANCE OVER THE PAST SIX MONTHS?

The Fund's strong performance was primarily due to our overweighted position in two areas: biotechnology and technology. Our decision to overweight biotechnology made a significant contribution to our strong performance. Six holdings (Nanogen, Biosource International, Titan Pharmaceuticals, Mederex, Cell Genesys and Cubist Pharmaceuticals) each advanced by more than 200% in the period.

In technology, we benefited primarily from strong stock selection. Our largest holding, Interleaf, advanced 120% in the period. Five other holdings each increased 75% or more.

Our holdings in energy, commercial services and raw materials generally added to performance, while holdings in the financial and consumer discretionary area hurt performance.

WHAT IS YOUR OUTLOOK GOING FORWARD?

During the quarter, we moved money into the basic materials, energy and utility sectors. We funded most of these moves with profits from our biotechnology and technology holdings. While these have been two very strong sectors during the recent past, we believe their prices are getting ahead of themselves. Therefore, smaller exposures in these stocks is warranted at this time. Going into the next period, we are overweight in energy, basic materials, utilities and commercial services.

Looking forward, we see a continually challenging environment for small cap stocks, especially in an increasing interest rate environment. However, we still believe that small cap stocks offer competitive valuations when compared to large cap stocks. In addition, the earnings growth outlook for small cap stocks is superior to those of larger companies. We continue to believe that our strategy of focusing on stocks with the strongest business momentum and those selling at reasonable prices will outperform the market over long time periods, as it has in the past.

The risks of investing in small company stocks may include low trading volumes, a greater degree of change in earnings and greater short-term volatility.

DOMESTIC EQUITY PORTFOLIO BREAKDOWN:

--------------------------------------------------------------------------------
                                    % OF EQUITY       % OF       OVER/(UNDER)
SECTOR                              INVESTMENTS   RUSSELL 2000     WEIGHTING
--------------------------------------------------------------------------------
Basic Materials                         6.4%          3.8%           2.6%
Commercial Services                     9.2%          7.4%           1.8%
Consumer Discretionary                 11.5%         12.9%          (1.4)%
Consumer Non-Discretionary              2.1%          1.9%           0.2%
Energy                                  8.6%          5.1%           3.5%
Finance                                10.1%         11.2%          (1.1)%
Healthcare                             16.2%         11.4%           4.8%
Manufacturing                           7.1%          9.5%          (2.4)%
Technology                             24.9%         32.4%          (7.5)%
Utilities                               3.9%          4.4%          (0.5)%

                                                See Definition of Terms.      13

--------------------------------------------------------------------------------
                                        % OF NET
TOP TEN EQUITY HOLDINGS                  ASSETS
--------------------------------------------------------------------------------
Triton Energy Ltd.                        2.1%
Quantum Corporation - Hard Disk Drive     1.9%
Delta & Pine Land Co.                     1.7%
Vintage Petroleum, Inc.                   1.6%
Louisiana-Pacific Corp.                   1.5%
Banyan Systems, Inc.                      1.4%
ReliaStar Financial Corp.                 1.3%
Splash Technology Holdings, Inc.          1.3%
Warnaco Group, Inc. (The)                 1.3%
General Semiconductor Corp.               1.2%


The opinions expressed reflect those of the portfolio manager only through April 30, 2000. The manager's opinions are subject to change at any time based on market and other conditions. The composition, industries and holdings of the Fund are subject to change.


14   See Definition of Terms.

AETNA VALUE OPPORTUNITY FUND
Growth of $10,000

{Begin Line Chart]

------------------------------------------------------------------------------------------------------------------------------------

                                        Feb-98                      Oct-98                               Oct-99              Apr-00
Aetna Value Opportunity Fund (Class I)  $10,000  $11,330  $10,560   $ 9,989  $12,110  $12,651  $12,462   $13,274  $14,023   $14,226
S&P 500 Index                           $10,000  $11,384  $11,518   $11,339  $13,251  $13,870  $13,847   $14,249  $14,621   $15,273

------------------------------------------------------------------------------------------------------------------------------------

         Average Annual Total Returns
     for the period ended April 30, 2000*
--------------------------------------------------
                 1 Year        Inception
--------------------------------------------------
Class I          12.44%        17.06%
--------------------------------------------------
Class A:
   POP (1)        5.77%        13.76%
   NAV (2)       12.24%        16.81%
--------------------------------------------------
Class B:
   w/CDSC (3)     6.35%        14.77%
   NAV           11.35%        15.90%
--------------------------------------------------
Class C:
   w/CDSC (4)    10.42%        15.91%
   NAV           11.42%        15.91%
--------------------------------------------------

*Total Return is calculated including reinvestment of income and capital gain distributions. For the period prior to the inception of Class B and Class C, the performance is calculated by using the performance of Class I since its inception date (02/02/98), adjusted for fees and expenses. Class I, Class A, Class B and Class C shares participate in the same portfolio of securities. Past performance is no guarantee of future results. Investment return and principal of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

                          AETNA VALUE OPPORTUNITY FUND

HOW DID THE FUND PERFORM DURING THE PERIOD?

The Aetna Value Opportunity Fund Class I shares generated a 7.18% total return, net of fund expenses, for the six month period ended April 30, 2000. The benchmark, Standard & Poor's (S&P) 500 Index(a), returned 7.20% for the same period.

WHAT ECONOMIC OR FINANCIAL MARKET CONDITIONS IMPACTED THE FUND?

The U.S. economy expanded strongly, recording 7.3% growth in Gross Domestic Product during the fourth quarter of 1999 and 5.4% growth during the first quarter of 2000. This wealth-induced growth, combined with concerns around inflation (created by increased labor costs and higher oil prices), has led the Federal Reserve Bank (the Fed) to adopt a strategy of gradually tightening interest rates. Since November 1999, the Federal Funds rate was increased 75 basis points to 6.00%.

                                                See Definition of Terms.      15

Despite these interest rate hikes, consumers remained confident about the economy and the stock market. Evidence for this confidence can be found in total monthly inflows into equity mutual funds, measuring $17 billion in January and $22 billion in February. (This compares to monthly averages in 1999 and 1998 of $16 billion and $13 billion, respectively.)

Equity markets delivered solid performance as measured by the S&P 500 Index. However, during the latter part of the six month period, investors became more discriminating about the Price/Earnings multiple they were willing to pay for future earnings growth. (The Price/Earnings multiple, or P/E, is calculated by dividing the price of one share by the earnings per share generated by the firm.
 A measure of the attractiveness of a particular security, the P/E ratio gives investors an idea of how much they are paying for earning power.) The change was marked by a rotation out of Internet stocks, which negatively affected the entire technology sector, into "old economy" stocks, such as those in the Dow Jones Industrial Average.

WHAT INVESTMENTS INFLUENCED THE FUND'S PERFORMANCE OVER THE PAST SIX MONTHS?

Despite significant volatility, technology was the strongest performing sector in the Fund. Superior stock selection within the sector contributed to our strong relative performance, even though we sold some holdings purchased during the market distress in the fall of 1998 to capture profits. Among the Fund's largest individual holdings, Hughes Electronics rose over 32% during the period as the market began to recognize the value of the company's satellite networks.

While the consumer sector as a whole underperformed the broader market, strong stock selection within the group contributed to the Fund's performance. Costco Wholesale Corporation shares rose nearly 35% during the period as the company enjoyed strong same-store sales growth and profit margin expansion. Meanwhile, shares of the Walt Disney Company also rose sharply, driven by strong performance at the company's ABC and ESPN subsidiaries.

Our underweight positions and stock selection within the utilities sector were a drag on the Fund's performance during the period. While electric utility stocks such as AES Corp performed well, our telecommunications holdings, MCI Worldcom and Centurytel, declined sharply as the market became concerned over price competition in the long-distance and rural wireless markets. Both of these positions were sold during the quarter, as we believe these concerns could linger for some time.

WHAT IS YOUR OUTLOOK GOING FORWARD?

The impact of the five Fed interest rate hikes since June 1999 and the prospect of additional Fed intervention could weigh heavily on equity markets over the next few months. As investors, we are faced with the following questions: When will the economy begin to slow, and what will be the impact on equity markets? If the Fed has done its job correctly, an economic slowdown should be modest. Under these conditions, equity markets could continue to show strength but perhaps at a slower pace and across a broader spectrum of stocks than in prior years. Many of the factors that have positively influenced the economy and the equity markets are still intact. Those include low inflation, improved productivity, technological advances and global economic strength. This strong foundation should continue to have a positive effect on the direction of the stock market.


16   See Definition of Terms.

DOMESTIC EQUITY PORTFOLIO BREAKDOWN:

--------------------------------------------------------------------------------
                                    % OF EQUITY    % OF     OVER/(UNDER)
SECTOR                              INVESTMENTS   S&P 500     WEIGHTING
--------------------------------------------------------------------------------
Basic Materials                        3.3%        2.3%           1.0%
Commercial Services                     --         1.2%         (1.2)%
Consumer Discretionary                 9.4%       11.1%         (1.7)%
Consumer Non-Discretionary             2.6%        5.2%         (2.6)%
Energy                                 7.2%        6.1%           1.1%
Finance                               17.0%       12.8%           4.2%
Healthcare                            12.1%       10.4%           1.7%
Manufacturing                         24.9%       10.0%          14.9%
Technology                            17.2%       31.9%        (14.7)%
Utilities                              6.3%        9.0%         (2.7)%


------------------------------------------------
                                 % OF NET
TOP TEN EQUITY HOLDINGS           ASSETS
------------------------------------------------
Tyco International Ltd.            5.3%
Citigroup Inc.                     4.5%
General Electric Co.               4.3%
Warner Lambert Co.                 4.3%
Chevron Corp.                      4.1%
Intel Corp.                        4.0%
Walt Disney Co. (The)              3.8%
Columbia/HCA Healthcare Corp.      3.7%
AES Corp.                          3.6%
Boeing Co.                         3.4%

The opinions expressed reflect those of the portfolio manager only through April 30, 2000. The manager's opinions are subject to change at any time based on market and other conditions. The composition, industries and holdings of the Fund are subject to change.

                                                See Definition of Terms.      17

                             AETNA TECHNOLOGY FUND

HOW DID THE FUND PERFORM DURING THE PERIOD?

The Aetna Technology Fund Class I shares generated a 7.30% total return, net of fund expenses, for the period from March 1, 2000 through April 30, 2000. The benchmark, Goldman Sachs (GS) Technology Index(e), returned -4.62% for the same period.

WHAT ECONOMIC OR FINANCIAL MARKET CONDITIONS IMPACTED THE FUND?

Aetna Technology Fund was introduced on March 1, 2000, right into the jaws of a very significant correction in the NASDAQ Composite and all other technology-rich indices.

The dynamics that led to the run up and ensuing fall of the Internet names are easy to understand. There were a relative few number of companies, the "dot-coms", which had issued a small number of shares (usually fewer than ten million). When the large mutual fund companies crowded into those few shares (because every company had to own them in order to compete), the stocks surged. These stocks are now being sold regardless of the current price. Elijah Asset Management rarely bought into these dot-coms. They simply could not satisfy our fundamental evaluation process.

When the correction runs its course, there will be a recovery. Again, the companies with real businesses and real technologies will prosper. The "me-toos", as we describe them, will be scrubbed away.

WHAT INVESTMENTS INFLUENCED THE FUND'S PERFORMANCE OVER THE PAST TWO MONTHS?

As a fund manager specializing in technology, we take market risk seriously. On March 1, we were very cautious as we deployed our capital because we anticipated a correction in technology stocks. Our three-part risk management strategy included; 1) favoring larger-capitalized, quality companies, 2) diversifying broadly across the eight technology sub-sectors, and 3) avoiding companies with no earnings. This approach has paid off for the Fund during this overdue market correction.

However, we too have been hurt by market turbulence. We believe this turbulence occurred because the smaller stocks (the type we don't currently own) did not have the liquidity to decline much further. The only stocks with remaining liquidity were the larger cap stocks, which we did own.

Stock selection had a direct impact on the Fund's performance. Teradyne, Xilinx, Micron Technology and Applied Materials were our four largest contributors to the bottom line. PMC-Sierra and Robert Half International also posted healthy returns before being sold off as their underlying business fundamentals were no longer attractive. Microsoft and Qualcomm were detractors to performance.

WHAT IS YOUR OUTLOOK GOING FORWARD?

Since introducing the Fund two months ago, we have often talked about our objectives: participate in the great opportunities that technology stocks have to offer while minimizing the impact when the tide turns. We have run our portfolio with a conservative eye, using the tested tools of diversification, selecting dominant market players, sticking to larger capitalization stocks and those businesses with net earnings, not net losses. Our process has succeeded, and so we see no reason to alter it at this time.

We remain patient, sticking with our proven approach, favoring large-cap tech companies in sectors that we believe have extraordinary growth prospects. These companies are telecomm/datacomm, semiconductor manufacturers and equipment companies, computer hardware, computer software, and networking stocks.

What do the days ahead hold? We believe that the rash of margin calls from brokers to investors who borrowed to purchase securities (at a historic high in February totaling $265 billion) will continue, and will pressure stock prices as they are sold off to pay back loans. We also foresee several hedge funds making headlines as they close. Individual day trading cannot return

18   See Definition of Terms.

to its former level, because many of these traders will be closing their trading accounts due to margin calls.

Over the long term, our economy should continue to grow. A growing economy is good for technology companies. In addition, global demand for information technology will continue to grow, despite the deep correction in the markets.

Is the long term all rosy? No. The dot-com mania that characterized 1999 and early 2000 will be very hard pressed to return to its former glory. Too much money has been lost, and the markets are skeptical. All of this, we believe, will help to steer the market in the direction of evaluating companies on a fundamental company-by-company basis. That is what we do today.

The Fund's investments are concentrated in information technology industries, the value of its shares will be especially affected by factors peculiar to those industries and may fluctuate more widely than the value of shares of a more diversified portfolio.

DOMESTIC EQUITY PORTFOLIO BREAKDOWN:

--------------------------------------------------------------------------------
                                    % OF EQUITY    % OF GS     OVER/(UNDER)
TECHNOLOGY SUB-SECTORS              INVESTMENTS   TECHNOLOGY     WEIGHTING
--------------------------------------------------------------------------------
Computers                              11.7%        19.9%         (8.2)%
Datacommunications                      9.2%        11.0%         (1.8)%
E-Commerce                                --         1.2%         (1.2)%
Electronics                            42.6%        24.4%          18.2%
Internet Services                       1.6%         8.0%         (6.4)%
Software                                6.5%        20.3%        (13.8)%
Telecommunications                     23.1%        13.5%           9.6%
Other                                   5.3%         1.7%           3.6%


------------------------------------------------
                                 % OF NET
TOP TEN EQUITY HOLDINGS           ASSETS
------------------------------------------------
Nokia Corp., ADR                   6.8%
Teradyne, Inc.                     6.5%
Cisco Systems, Inc.                5.5%
EMC Corp.                          4.9%
Xilinx, Inc.                       4.7%
Applied Materials, Inc.            4.7%
Intel Corp.                        4.5%
Microsoft Corp.                    3.6%
JDS Uniphase Corp.                 3.6%
QUALCOMM, Inc.                     3.3%

The opinions expressed reflect those of the portfolio manager only through April 30, 2000. The manager's opinions are subject to change at any time based on market and other conditions. The composition, industries and holdings of the Fund are subject to change.

                                                See Definition of Terms.      19

--------------------------------------------------------------------------------
DEFINITION OF TERMS
--------------------------------------------------------------------------------

(1) On February 2, 1998, the Funds redesignated Adviser Class shares as Class A shares. For periods prior to that date, Class A performance is calculated by using the performance of Class I shares and deducting the Class A front-end load and internal fees and expenses applicable to the Class A shares. The maximum load for the Funds is 5.75%. The POP (public offering price) returns reflect this maximum load.

(2) NAV (net asset value) returns are net of Fund expenses only and do not reflect the deduction of a front-end load or contingent deferred sales charges. This charge, if reflected, would reduce the performance results shown.

(3) The Funds began offering Class B shares on March 1, 1999. For periods prior to that date, Class B performance is calculated using the performance of Class I shares and deducting the internal fees and expenses applicable to the Class B shares. Class B share returns with CDSC (contingent deferred sales charge) reflect the deduction of a maximum CDSC, assuming full redemption at the end of the period. The CDSC applies for all shares redeemed prior to the end of the first six years of ownership. The CDSC charges are as follows: Year 1 - 5%, Year 2 - 4%, Year 3 - 3%, Year 4 - 3%, Year 5 - 2%, Year 6 - 1%.

(4) The Funds began offering Class C shares on June 30, 1998. For periods prior to that date, Class C performance is calculated using the performance of Class I shares and deducting the internal fees and expenses applicable to the Class C shares. Class C share returns for periods less than 18 months reflect the deduction of the contingent deferred sales charge of 1%.

(a) The S&P 500 is the Standard & Poor's 500 Index. Performance is calculated on a total return basis and dividends are reinvested, as reported by Frank Russell Company.

(b) The MSCI EAFE Index (Morgan Stanley Capital International-Europe, Australia and Far East) is a market value-weighted average of the performance of more than 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East. Performance is calculated on a total return basis, as reported by Frank Russell Company.

(c) The Standard & Poor's MidCap 400 Index is an unmanaged index used to measure stock market performance composed of companies with a weighted average market value of $3.6 billion. Performance is calculated on a total return basis and dividends are reinvested, as reported by Frank Russell Company.

(d) The Russell 2000 Index consists of the smallest 2,000 of the 3,000 largest companies, based on market capitalization.

(e) The Goldman Sachs Tecnology Index is a market capitalization-weighted index of 190 stocks designed to measure the performance of companies in the technology sector. Issues in the index include include producers of sophisticated devices, services and software related to the fields of computers, electronics, networking and Internet services.

(f) The Russell 1000 Growth Index consists of the largest 1,000 companies in the Russell 3000 Index. This index represents the universe of large capitalization stocks from which most active money managers typically select.

The unmanaged indices described above are not available for individual investment.

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                                                                             21

CAPITAL APPRECIATION FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 2000 (UNAUDITED)
GROWTH
--------------------------------------------------------------------------------

                                            NUMBER OF           MARKET
                                             SHARES              VALUE
                                        --------------     ---------------
COMMON STOCKS (91.7%)
BIOTECH AND MEDICAL PRODUCTS (2.3%)
Amgen, Inc. [dag] ........................    47,300          $ 2,648,800
Guidant Corp. [dag] ......................    35,600            2,042,550
MedImmune, Inc. [dag] ....................    20,400            3,262,725
Tanox, Inc. ..............................    13,100              383,175
                                                              -----------
                                                                8,337,250
                                                              -----------
COMMERCIAL SERVICES (2.7%)
Omnicom Group, Inc. ......................    64,800            5,900,850
Young And Rubicam, Inc. [dag] ............    69,000            3,842,438
                                                              -----------
                                                                9,743,288
                                                              -----------
COMPUTERS (5.8%)
Apple Computer, Inc. [dag] ...............    26,200            3,250,437
Compaq Computer Corp. ....................   161,900            4,735,575
Hewlett Packard Co. ......................    51,700            6,979,500
Sun Microsystems, Inc. [dag] .............    67,700            6,224,169
                                                              -----------
                                                               21,189,681
                                                              -----------
CONGLOMERATE AND AEROSPACE (4.5%)
General Electric Co. .....................   103,900           16,338,275
                                                              -----------
DATA AND IMAGING SERVICES (14.3%)
America Online, Inc. [dag] ...............    62,500            3,738,281
Cisco Systems, Inc. [dag] ................   327,600           22,711,894
EMC Corp. [dag] ..........................    80,200           11,142,788
Microsoft Corp. [dag] ....................   123,100            8,586,225
Oracle Corp. [dag] .......................    45,200            3,613,175
VERITAS Software Corp. [dag] .............    20,700            2,220,398
                                                              -----------
                                                               52,012,761
                                                              -----------
DISCRETIONARY RETAIL (7.5%)
Circuit City Stores, Inc. ...............    113,300            6,663,456
Costco Wholesale Corp. [dag] ............     53,500            2,892,344
Home Depot, Inc. ........................    113,600            6,368,700
Target Corporation ......................     47,400            3,155,063
Wal-Mart Stores, Inc. ...................    146,500            8,112,437
                                                              -----------
                                                               27,192,000
                                                              -----------
DIVERSIFIED FINANCIAL SERVICES (1.2%)
Citigroup Inc. ..........................     71,200            4,231,950
                                                              -----------
DRUGS (9.8%)
Allergan, Inc. ..........................    104,500            6,152,438
Bristol-Myers Squibb Co. ................     84,000            4,404,750
Merck & Co., Inc. .......................     91,100            6,331,450
Pfizer, Inc. ............................     99,600            4,195,650
Schering Plough .........................    106,800            4,305,375
Warner Lambert Co. ......................     90,600           10,311,412
                                                              -----------
                                                               35,701,075
                                                              -----------
ELECTRIC UTILITIES (1.5%)
Calpine Corp. [dag] ......................    60,900            5,572,350
                                                              -----------
ELECTRICAL MACHINERY AND INSTRUMENTS (3.7%)
JDS Uniphase Corporation [dag] ...........    41,200            4,271,925
PE Corp-PE Biosystems Group ..............     9,500              570,000
Waters Corp. [dag] .......................    91,800            8,698,050
                                                              -----------
                                                               13,539,975
                                                              -----------
                                            NUMBER OF           MARKET
                                             SHARES              VALUE
                                        --------------     ---------------
ELECTRONIC MEDIA (2.5%)
Time Warner, Inc. .......................    102,000          $  9,173,625
                                                              ------------
GAS UTILITIES (2.3%)
Enron Corp. .............................    121,300             8,453,094
                                                              ------------
INSURANCE (1.1%)
American International Group, Inc. ......     36,591             4,013,575
                                                              ------------
INVESTMENT SERVICES (1.1%)
Merrill Lynch & Co., Inc. ...............     39,900             4,067,306
                                                              ------------
MAJOR TELECOMMUNICATIONS (3.0%)
AT&T Wireless Group [dag] ...............     24,300               773,044
Nextel Communications, Inc. [dag]........     50,200             5,493,762
Sprint PCS [dag] ........................     86,400             4,752,000
                                                              ------------
                                                                11,018,806
                                                              ------------
OIL SERVICES (0.9%)
Halliburton Co. .........................     77,200             3,411,275
                                                              ------------
OTHER TELECOMMUNICATIONS (1.3%)
Telefonos de Mexico SA, ADR [dag] .......     80,300             4,722,644
                                                              ------------
PRODUCER GOODS (3.8%)
Corning, Inc. ...........................     22,500             4,443,750
Tyco International Ltd. .................    200,500             9,210,469
                                                              ------------
                                                                13,654,219
                                                              ------------
SEMICONDUCTORS AND ELECTRONICS (22.4%)
ADC Telecommunications, Inc. [dag] ......    113,700             6,907,275
Altera Corp. [dag] ......................     70,700             7,229,075
Applied Materials, Inc. [dag] ...........     63,800             6,495,637
Atmel Corp. [dag] .......................     62,200             3,043,913
Comverse Technology, Inc. [dag] .........     57,800             5,155,038
Intel Corp. .............................    153,400            19,453,037
KEMET Corp. [dag] .......................     45,100             3,359,950
Motorola, Inc. ..........................     57,920             6,896,100
Nokia Corp., ADR ........................    133,200             7,575,750
Nortel Networks Corp. ...................     53,600             6,070,200
QUALCOMM Inc. [dag] .....................     35,900             3,892,906
Texas Instruments, Inc. .................     35,100             5,716,913
                                                              ------------
                                                                81,795,794
                                                              ------------
TOTAL COMMON STOCKS
 (COST $263,962,092)                                           334,168,943
                                                              ------------
                                            PRINCIPAL
                                             AMOUNT
                                        --------------
SHORT-TERM INVESTMENTS (11.7%)
Federal Farm Credit Bank, 5.88%, 05/01/00...  $24,389,000        24,389,000
Federal Home Loan Mortgage, 5.89%, 05/16/00.   17,000,000        16,958,279
U.S. Treasury Bill, 5.52%, 05/18/00 @ ......      100,000            99,739
U.S. Treasury Bill, 5.55%, 05/18/00 @ ......    1,300,000         1,296,596
TOTAL SHORT-TERM INVESTMENTS                                   ------------
 (COST $42,743,614)                                              42,743,614
                                                               ------------

TOTAL INVESTMENTS
 (COST $306,705,706)(A)..................................       376,912,557

OTHER ASSETS LESS LIABILITIES............................       (12,334,755)
                                                               ------------

TOTAL NET ASSETS ........................................      $364,577,802
                                                               ============


22   See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------

NOTES TO PORTFOLIO OF INVESTMENTS

(a) The cost of investments for federal income tax purposes amounts to $315,875,968. Unrealized gains and losses, based on identified tax cost at April 30, 2000, are as follows:

Unrealized gains.............................                 $68,314,047

Unrealized losses............................                  (7,277,458)
                                                              ------------

  Net unrealized gain........................                 $61,036,589
                                                              ============


Information concerning open futures contracts at April 30, 2000 is shown below:

                          NO. OF       NOTIONAL      EXPIRATION     UNREALIZED
                         CONTRACTS      VALUE           DATE        GAIN/(LOSS)
                        -----------  -------------  ------------  --------------
    LONG CONTRACTS
----------------------
S&P 500 Index Futures...    55        $20,075,000     Jun 00        $(462,228)
                                     ============                  =============

[dag]  Non-income producing security.
@ Security pledged to cover initial margin requirements on open futures contracts at April 30, 2000.

Category percentages are based on net assets.

                                        See Notes to Financial Statements.    23

CAPITAL APPRECIATION FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 2000 (UNAUDITED)
INTERNATIONAL
--------------------------------------------------------------------------------

                                            NUMBER OF           MARKET
                                             SHARES              VALUE
                                        --------------     ---------------
COMMON STOCKS (95.5%)
BRAZIL (2.0%)
Embratel Participacoes S.A. (Other
 Telecommunications)....................      74,800          $ 1,683,000
Tele Norte Leste Participacoes S.A.
 (Other Telecommunications) ............       1,276               22,729
Telecomunicaciones Brasileiras SA, ADR
 (Other Telecommunications) ............      10,900            1,288,243
                                                              -----------
TOTAL BRAZIL                                                    2,993,972
                                                              -----------
DENMARK (4.1%)
Novo Nordisk A/S (Drugs) ...............      12,300            1,653,731
Tele Danmark A/S (Other
 Telecommunications)....................      21,200            1,554,727
Vestas Wind Systems A/S
 (Producer Goods) [dag].................       8,600            2,880,157
                                                              -----------
TOTAL DENMARK                                                   6,088,615
                                                              -----------
FINLAND (6.7%)
Comptel Oyj (Computer and Computer
 Software Stores) [dag] ................      63,500            1,438,508
JOT Automation Group Oyj (Electrical
 Machinery and Instruments) ............     213,800            1,548,861
Nokia Corp., ADR (Semiconductors and
 Electronics)...........................      94,200            5,357,625
Perlos OYJ (Semiconductors and
 Electronics) [dag] ....................      43,650            1,620,875
                                                              -----------
TOTAL FINLAND                                                   9,965,869
                                                              -----------
FRANCE (10.4%)
Altran Technologies SA (Conglomerate and
 Aerospace).............................       6,600            1,352,003
AXA (Diversified Financial Services) ...      10,900            1,620,011
Banque Nationale de Paris (Banks and
 Thrifts)...............................      12,100              980,223
Genset (Biotech and Medical Products) ..      55,200            1,573,200
Lagardere S.C.A. (Diversified Financial
 Services)..............................      13,900              943,645
Schneider Electric SA (Electrical
 Machinery and Instruments) ............      33,200            2,178,252
Societe Television Francaise 1 (Major
 Telecommunications)....................       2,200            1,509,577
Total Fina Elf (Oil Services) ..........      10,322            1,569,848
Vivendi (Conglomerate and Aerospace) ...      36,728            3,641,361
                                                              -----------
TOTAL FRANCE                                                   15,368,120
                                                              -----------
GERMANY (5.3%)
Allianz AG (Insurance) .................       2,625            1,013,025
Buderus AG (Forest Products and Building
 Materials).............................      73,700            1,247,817
DePfa Deutsche Pfandbriefbank AG (Banks
 and Thrifts) ..........................      14,500            1,493,083
Intershop Communications AG (Data and
 Imaging Services) [dag] ...............       3,100            1,379,951
Jenoptik AG (Semiconductors and
 Electronics)...........................      23,450              675,255
Siemens AG (Electrical Machinery and
 Instruments)...........................      14,200            2,100,121
                                                              -----------
TOTAL GERMANY                                                   7,909,252
                                                              -----------
HONG KONG (2.4%)
China Telecom Ltd. (Other
 Telecommunications) [dag]                    17,800            2,611,038
Hutchison Whampoa Ltd. (Consumer
 Services) [dag] .......................      69,000            1,001,001
                                                              -----------
TOTAL HONG KONG                                                 3,612,039
                                                              -----------
                                            NUMBER OF           MARKET
                                             SHARES              VALUE
                                        --------------     ---------------
IRELAND (1.3%)
Allied Irish Banks Plc (Banks and
 Thrifts)...............................      70,177          $   702,158
CRH Plc (Forest Products and Building
 Materials).............................      77,994            1,250,868
                                                              -----------
TOTAL IRELAND                                                   1,953,026
                                                              -----------
ITALY (1.8%)
Banca Nazionale del Lavoro (Banks and
 Thrifts) [dag] ........................     269,600              884,423
Telecom Italia SpA (Other
 Telecommunications)....................     106,900            1,022,832
TiscaliS SpA (Major Telecommunications)       15,000              805,773
                                                              -----------
TOTAL ITALY                                                     2,713,028
                                                              -----------
JAPAN (22.6%)
Canon, Inc. (Semiconductors and
 Electronics)...........................      37,000            1,691,233
Crayfish Co., Ltd. (Data and Imaging
 Services) [dag] .......................      35,600              529,550
Crayfish Co., Ltd. (Data and Imaging
 Services) [dag] .......................           5              342,355
Internet Initiative Japan Inc.
 (Computers)............................      20,000            1,200,000
Matsushita Electric Industrial Co., Ltd.
 (Electrical Machinery and Instruments)       85,000            2,249,364
Minebea Co., Ltd. (Semiconductors and
 Electronics)...........................     142,000            1,734,351
Murata Manufacturing Co., Ltd.
 (Semiconductors and Electronics) ......      16,000            3,108,952
Nippon Telegraph & Telephone Corporation
 (Major Telecommunications) ............         252            3,124,497
NTT DoCoMo, Inc. (Other
 Telecommunications) [dag] .............          80            2,672,218
Seino Transportation Co., Ltd. (Surface
 Transport).............................     261,000            1,195,420
Sekisui Chemical Co., Ltd. (Specialty
 Chemicals).............................     196,000              718,168
Shin-Etsu Chemical Co., Ltd. (Specialty
 Chemicals).............................      36,000            1,902,012
Softbank Corp. (Semiconductors and
 Electronics)...........................      13,200            3,256,998
Sony Corporation (Semiconductors and
 Electronics) [dag] ....................      17,800            2,051,344
Sumitomo Bakelite Company Limited
 (Specialty Chemicals) .................     161,000            1,771,261
Taisho Pharmaceutical Co., Ltd. (Drugs)       68,000            2,277,677
Takefuji Corporation (Banks and Thrifts)      16,000            1,692,158
TOSHIBA Corporation (Electronic Media) .     198,000            1,920,000
                                                              -----------
TOTAL JAPAN                                                    33,437,558
                                                              -----------
MEXICO (2.1%)
Banacci (Diversified Financial Services)     167,500              604,982
Telefonos de Mexico SA, ADR (Other
 Telecommunications) [dag] .............      42,040            2,472,483
                                                              -----------
TOTAL MEXICO                                                    3,077,465
                                                              -----------
NETHERLANDS (11.5%)
Draka Holding N.V. (Semiconductors and
 Electronics)...........................      18,300            1,173,148
ING Groep NV (Diversified Financial
 Services)..............................      29,216            1,597,917
Koninklijke (Royal) Philips Electronis
 N.V. (Heavy Machinery) ................     117,200            5,240,602
KPN NV (Major Telecommunications) ......      24,800            2,505,099
STMicroelectronics N.V. (Semiconductors
 and Electronics) ......................      15,000            2,869,071


24   See Notes to Portfolio of Investments

--------------------------------------------------------------------------------

                                            NUMBER OF           MARKET
                                             SHARES              VALUE
                                        --------------     ---------------
NETHERLANDS (CONTINUED)
United Pan-Europe Communications NV
 (Other Telecommunications) [dag] ..........  32,500          $  1,185,514
VNU UV (Print Media) .......................  34,700             1,860,859
Wegener NV (Other Telecommunications) ......  40,800               630,184
                                                              ------------
TOTAL NETHERLANDS                                               17,062,394
                                                              ------------
NORWAY (0.4%)
Petroleum Geo-Services ASA (Oil
 Services) [dag] ...........................  38,700               605,566
                                                              ------------
SOUTH KOREA (1.0%)
Samsung Electronics (Electronic Media) .....  18,700             1,517,038
                                                              ------------
SPAIN (2.3%)
Telefonica Publicidad e Informacion,
 S.A. (Consumer Services) [dag] ............  16,400               650,086
Telefonica SA (Major Telecommunications)
 [dag]...................................... 122,905             2,741,691
                                                              ------------
TOTAL SPAIN                                                      3,391,777
                                                              ------------
SWEDEN (5.2%)
HiQ International AB
 (Data and Imaging Services) [dag] .........  13,425             1,327,055
Information Highway AB (Computers) [dag] ... 115,700             1,188,920
Telefonaktiebolaget LM Ericsson AB
 (Semiconductors and Electronics) ..........  44,800             3,962,000
Telelogic AB (Major Telecommunications)
 [dag]...................................... 155,000             1,177,259
                                                              ------------
TOTAL SWEDEN                                                     7,655,234
                                                              ------------
SWITZERLAND (4.5%)
Fantastic Corp. (Data and Imaging
 Services) [dag] ...........................  54,000               993,992
Gretag Imaging Group (Biotech and
 Medical Products) [dag] ...................   8,700             1,752,136
Logitech International S.A. (Computer
 and Computer Software Stores) [dag] .......   3,237             2,141,067
Swatch Group AG (The) (Consumer
 Specialties)...............................   1,630             1,750,793
                                                              ------------
TOTAL SWITZERLAND                                                6,637,988
                                                              ------------
UNITED KINGDOM (11.9%)
AstraZeneca Group Plc (Biotech and
 Medical)...................................  17,500               737,187
Bank of Scotland (Banks and Thrifts) ....... 171,800             1,530,953
British Telecommunications Plc (Other
 Telecommunications)........................ 153,779             2,769,602
Cable & Wireless Plc
 (Other Telecommunications) [dag] ..........  77,358             1,286,718
Celltech Group Plc (Drugs) [dag] ...........  70,000             1,152,282
Granada Group Plc (Electronic Media) [dag] .     764                 7,484
Lloyds TSB Group Plc (Insurance) ........... 148,400             1,458,272
Prudential Plc (Insurance) .................  72,500             1,118,561
Shell Transport & Trading Co. (Oil) ........ 184,200             1,505,986
Shire Pharmaceuticals Group Plc
 (Drugs) [dag]..............................  39,000             1,569,750
Viatel, Inc. (Other Telecommunications)
 [dag]......................................  25,000               956,250
Vodafone AirTouch Plc (Other
 Telecommunications)........................ 456,572             2,103,970
WPP Group Plc (Commercial Services) ........  88,000             1,423,797
                                                              ------------
TOTAL UNITED KINGDOM                                            17,620,812
                                                              ------------
TOTAL COMMON STOCKS (COST $125,535,091).....                   141,609,753
                                                              ------------

                                            PRINCIPAL           MARKET
                                             AMOUNT              VALUE
                                        --------------     ---------------
SHORT-TERM INVESTMENTS (3.5%)
Federal Hone Loan Mortgage Corp., Zero
 Coupon,05/01/00........................     $5,206,000       $  5,206,000

TOTAL SHORT-TERM INVESTMENTS
 (COST $5,206,000)                                               5,206,000
                                                              ------------

TOTAL INVESTMENTS (COST $130,741,091)(A)                       146,815,753

OTHER ASSETS LESS LIABILITIES                                    1,479,202
                                                              ------------

TOTAL NET ASSETS                                              $148,294,955
                                                              ============

NOTES TO PORTFOLIO OF INVESTMENTS

(a) The cost of investments for federal income tax purposes amounts to
$131,690,714. Unrealized gains and losses, based on identified tax cost at
April 30, 2000, are as follows:
Unrealized gains.............................                 $ 21,694,334
Unrealized losses............................                   (6,569,295)
                                                              ------------
 Net unrealized gain.........................                 $ 15,125,039
                                                              ============

[dag]  Non-income producing security.

Category percentages are based on net assets.



                                       See Notes to Financial Statements.     25

CAPITAL APPRECIATION FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 2000 (UNAUDITED)
MID CAP
--------------------------------------------------------------------------------

                                            NUMBER OF           MARKET
                                             SHARES              VALUE
                                        --------------     ---------------
COMMON STOCKS (99.0%)
AUTOMOTIVE (2.5%)
Meritor Automotive, Inc. ................      3,900          $   58,500
Superior Industries International, Inc...      2,700              86,906
                                                              -----------
                                                                 145,406
                                                              -----------
BANKS AND THRIFTS (3.7%)
Astoria Financial Corp. .................      2,600              71,662
Golden State Bancorp, Inc. [dag] ........      2,500              38,438
National Commerce Bancorporation ........      4,300              70,681
UnionBanCal Corp. .......................      1,000              27,688
                                                              -----------
                                                                 208,469
                                                              -----------
BIOTECH AND MEDICAL PRODUCTS (3.0%)
Abgenix, Inc. [dag] .....................        400             35,825
CuraGen Corporation [dag] ...............      1,200             31,950
Medarex, Inc. [dag] .....................        700             37,100
MedImmune, Inc. [dag] ...................        400             63,975
                                                              -----------
                                                                168,850
                                                              -----------
COMMERCIAL SERVICES (2.8%)
ACNielsen Corp. [dag] ...................      2,700             62,269
NOVA Corp. [dag] ........................      1,500             47,437
TMP Worldwide Inc. [dag] ................        300             19,613
Wallace Computer Services, Inc. .........      3,000             32,812
                                                              -----------
                                                                162,131
                                                              -----------
CONSUMER FINANCE (0.3%)
Hertz Corporation (The) .................        600             18,713
                                                              -----------
CONSUMER PRODUCTS (0.5%)
Church & Dwight Co., Inc. ...............      1,500             26,813
                                                              -----------
CONSUMER SERVICES (3.9%)
Brinker International, Inc. [dag] .......      2,900             92,438
MGM Grand, Inc. [dag] ...................      2,400             70,800
Stewart Enterprises, Inc. ...............     12,500             60,156
                                                              -----------
                                                                223,394
                                                              -----------
CONSUMER SPECIALTIES (0.4%)
Callaway Golf Co. .......................      1,400             23,275
                                                              -----------
DATA AND IMAGING SERVICES (5.8%)
BroadVision, Inc. [dag] .................        900             39,544
Electronics for Imaging, Inc. [dag] .....        800             41,800
Emulex Corp. [dag] ......................        200              9,075
QLogic Corp. [dag] ......................        600             60,187
Rational Software Corp. [dag] ...........        500             42,563
Siebel Systems, Inc. [dag] ..............      1,100            135,162
                                                              -----------
                                                                 328,331
                                                              -----------
DISCRETIONARY RETAIL (6.2%)
American Eagle Outfitters, Inc. [dag] ...      2,500             42,500
Neiman Marcus Group, Inc. (The) [dag] ...      3,000             77,250
Payless ShoeSource, Inc. [dag] ..........      1,900            104,737
Ross Stores, Inc. .......................      3,000             62,250
Tiffany & Co. ...........................        900             65,419
                                                              -----------
                                                                352,156
                                                              -----------

                                            NUMBER OF           MARKET
                                             SHARES              VALUE
                                        --------------     --------------
DIVERSIFIED FINANCIAL SERVICES (0.5%)
John Hancock Financial Services, Inc. [dag]    1,500          $  27,375
                                                              -----------
DRUGS (0.5%)
Perrigo Co. [dag] .......................      5,500             31,281
                                                              -----------
ELECTRIC UTILITIES (9.3%)
Allegheny Energy, Inc. ..................      2,500             75,937
Calpine Corp. [dag] .....................      1,000             91,500
Dynegy Inc. .............................      1,000             65,437
Energy East Corp. .......................      2,200             45,925
Hawaiian Electric Industries, Inc. ......      1,800             66,600
NSTAR Corp...............................      2,300            101,344
OGE Energy Corp. ........................      1,000             19,813
UtiliCorp United Inc. ...................      1,000             19,250
Wisconsin Energy Corp. ..................      2,000             42,750
                                                              -----------
                                                                528,556
                                                              -----------
ELECTRICAL MACHINERY AND INSTRUMENTS (2.2%)
Beckman Coulter Inc. ....................        800             51,850
JDS Uniphase Corporation [dag] ..........        200             20,738
Sensormatic Electronics Corp. [dag] .....      3,000             50,062
                                                              -----------
                                                                122,650
                                                              -----------
ELECTRONIC MEDIA (1.0%)
Pixar, Inc. [dag] .......................      1,600             59,500
                                                              -----------
FOOD AND BEVERAGE (1.8%)
Pepsi Bottling Group, Inc. ..............      3,200             69,000
Suiza Foods Corp. [dag] .................        900             35,044
                                                              -----------
                                                                104,044
                                                              -----------
FOREST PRODUCTS AND BUILDING MATERIALS (3.4%)
Johns Manville Corporation ..............      5,000             52,187
Lafarge Corp. ...........................      1,100             27,775
Rayoner, Inc. ...........................        500             23,469
USG Corp. ...............................      2,200             91,850
                                                              -----------
                                                                195,281
                                                              -----------
GAS UTILITIES (2.3%)
KeySpan Energy Corp. ....................      3,100             91,062
Questar Corp. ...........................      2,200             41,388
                                                              -----------
                                                                132,450
                                                              -----------
HEALTH SERVICES (2.4%)
First Health Group Corp. [dag] ..........      1,300             39,569
Oxford Health Plans, Inc. [dag] .........      5,000             95,000
                                                              -----------
                                                                134,569
                                                              -----------
INDUSTRIAL SERVICES (0.9%)
Granite Construction, Inc. .............       2,100             49,875
                                                              -----------
INSURANCE (3.2%)
AMBAC, Inc. ............................       1,200             57,600
Everest Re Group, Ltd. .................       2,500             73,125
PMI Group, Inc. (The) ..................       1,050             50,859
                                                              -----------
                                                                181,584
                                                              -----------
INVESTMENT SERVICES (4.3%)
Donaldson, Lufkin & Jenrette, Inc. .....       1,000             41,688
Edwards (A.G.), Inc. ...................       2,000             75,250
Federated Investors, Inc. ..............       1,500             42,375


26   See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------

                                            NUMBER OF           MARKET
                                              SHARES            VALUE
                                            ------------     ------------
INVESTMENT SERVICES (CONTINUED)
Goldman Sachs Group, Inc. (The) ..........       500          $  46,625
Knight/Trimark Group, Inc. [dag] .........     1,100             41,456
                                                              -----------
                                                                247,394
                                                              -----------
MAJOR TELECOMMUNICATIONS (0.5%)
Western Wireless Corporation .............       600             29,813
                                                              -----------
OIL (2.7%)
Ocean Energy, Inc. [dag] .................     6,000             77,625
Ultramar Diamond Shamrock Corp. ..........     3,000             74,250
                                                              -----------
                                                                151,875
                                                              -----------
OIL SERVICES (5.2%)
BJ Services Co. [dag] ....................       800             56,200
Helmerich & Payne, Inc. ..................     3,500            109,594
Noble Drilling Corp. [dag] ...............     1,500             59,906
Tidewater, Inc. ..........................     2,300             68,425
                                                              -----------
                                                                294,125
                                                              -----------
OTHER TELECOMMUNICATIONS (1.7%)
Aerial Communications, Inc. [dag] ........     1,000             44,187
Telephone & Data Systems, Inc. ...........       500             51,000
                                                              -----------
                                                                 95,187
                                                              -----------
PRINT MEDIA (1.3%)
Reader's Digest Association, Inc. (The)...       600             19,200
Scholastic Corp. [dag] ...................     1,200             56,025
                                                              -----------
                                                                 75,225
                                                              -----------
PRODUCER GOODS (3.1%)
CommScope, Inc. [dag] ....................     1,300             61,750
Pentair, Inc. ............................     2,000             76,500
Tecumseh Products Co. ....................       800             37,150
                                                              -----------
                                                                175,400
                                                              -----------
SEMICONDUCTORS AND ELECTRONICS (21.6%)
Altera Corp. [dag] .......................     1,200            122,700
Applied Micro Circuits Corp. [dag] .......       400             51,550
Arrow Electronics, Inc. [dag] ............     2,100             92,006
Atmel Corp. [dag] ........................     1,300             63,619
AVX Corp. ................................       600             58,463
Credence Systems Corp. [dag] .............       600             85,650
Cypress Semiconductor Corp. [dag] ........     1,600             83,100
Digital Lightwave, Inc. [dag] ............       300             20,550
Integrated Electric Services Inc. [dag] ..       700             33,644
Jabil Circuit, Inc. [dag] ................     1,000             40,938
KEMET Corp. [dag] ........................     1,000             74,500
LTX Corporation [dag] ....................     1,300             59,475
Microchip Technology, Inc. [dag] .........       500             31,031
Novellus Systems, Inc. [dag] .............       700             46,681
Powerwave Technologies, Inc. [dag] .......       200             41,613
SDL, Inc. [dag] ..........................       400             78,000
TriQuint Semiconductor, Inc. [dag] .......     1,000            102,812
Vishay Intertechnology, Inc. [dag] .......     1,700            142,587
                                                              -----------
                                                              1,228,919
                                                              -----------
SPECIALTY CHEMICALS (1.3%)
Georgia Gulf Corp. .......................     3,000             72,187
                                                              -----------

                                            NUMBER OF           MARKET
                                             SHARES              VALUE
                                        --------------     --------------
TEXTILES AND APPAREL (0.7%)
Westpoint Stevens, Inc. [dag] ............     2,000          $   37,500
                                                              -----------
TOTAL COMMON STOCKS (COST $4,920,683)                          5,632,328
                                                              -----------
TOTAL INVESTMENTS (COST $4,920,683)(A)                         5,632,328
OTHER ASSETS LESS LIABILITIES                                     57,465
                                                              -----------
TOTAL NET ASSETS                                              $5,689,793
                                                              ===========

NOTES TO PORTFOLIO OF INVESTMENTS

(a) The cost of investments for federal income tax purposes amounts to
$5,021,852. Unrealized gains and losses, based on identified tax cost at
April 30, 2000, are as follows:
Unrealized gains.............................                 $  926,586

Unrealized losses............................                   (316,110)
                                                              ------------
 Net unrealized gain.........................                 $  610,476
                                                              ============

[dag] Non-income producing security.

Category percentqages are based on net assets

                                        See Notes to Financial Statements.    27

CAPITAL APPRECIATION FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 2000 (UNAUDITED)
SMALL COMPANY
--------------------------------------------------------------------------------

                                            NUMBER OF             MARKET
                                             SHARES                VALUE
                                        --------------       ---------------
COMMON STOCKS (79.8%)
AIR TRANSPORT (2.2%)
America West Holdings Corp. [dag] ..........   137,100          $ 2,005,087
Circle International Group, Inc. ...........    76,200            2,024,062
SkyWest, Inc. ..............................    20,500              863,563
                                                                ------------
                                                                  4,892,712
                                                                ------------
AUTO PARTS AND HARDWARE (0.4%)
Aftermarket Technology Corp. [dag] .........    71,300              828,863
                                                                ------------
BANKS AND THRIFTS (4.3%)
Astoria Financial Corp. ....................    93,200            2,568,825
Citizens Banking Corp. .....................    76,700            1,371,012
Downey Financial Corp. .....................    25,700              767,788
First Tennessee National Corp. .............   111,500            2,118,500
Peoples Heritage Financial Group, Inc.......   134,200            1,752,987
Wilmington Trust Corp. .....................    24,400            1,125,450
                                                                ------------
                                                                  9,704,562
                                                                ------------
BIOTECH AND MEDICAL PRODUCTS (10.7%)
ArQule, Inc. [dag] .........................   161,800            1,911,262
BioSource International, Inc. [dag] ........    95,100              933,169
Cell Genesys, Inc. [dag] ...................    99,900            1,866,881
Corvas International, Inc. [dag] ...........    83,300              744,494
Emisphere Technologies, Inc. [dag] .........    34,600            1,420,222
Enzon, Inc. [dag] ..........................    43,800            1,631,550
Fonar Corporation [dag] ....................   819,700            1,716,247
Genelabs Technologies, Inc. [dag] ..........   185,300              972,825
i-STAT Corp. [dag] .........................    92,800            1,200,600
Immunomedics, Inc. [dag] ...................    59,000              855,500
Nanogen, Inc. [dag] ........................    82,500            2,016,094
NeoTherapeutics, Inc. [dag] ................   110,100            1,431,300
OSI Pharmaceuticals, Inc. ..................    41,600              569,400
Protein Design Labs, Inc. [dag] ............    11,600            1,177,400
SangStat Medical Corporation [dag] .........    40,800            1,173,000
SICOR Inc. [dag] ...........................   170,300            1,926,519
SYNSORB Biotech Inc. [dag] .................   287,600            1,114,450
Titan Pharmaceuticals, Inc. [dag] ..........    39,000            1,248,000
                                                                ------------
                                                                 23,908,913
                                                                ------------
COMMERCIAL SERVICES (3.4%)
Getty Images, Inc. [dag] ...................    73,700            2,238,638
Heidrick & Struggles International,
 Inc........................................    25,000              900,000
Labor Ready, Inc. [dag] ....................   209,600            1,899,500
NOVA Corp. [dag] ...........................    83,900            2,653,337
                                                                ------------
                                                                  7,691,475
                                                                ------------
COMPUTERS (1.8%)
Cray, Inc. [dag] ...........................   272,500            1,158,125
Splash Technology Holdings, Inc. [dag] .....   216,800            2,791,300
                                                                ------------
                                                                  3,949,425
                                                                ------------
CONGLOMERATE AND AEROSPACE (1.5%)
FuelCell Energy, Inc. [dag] ................    42,000            1,711,500
M-Systems Flash Disk Pioneers Ltd. [dag] ...    25,900            1,709,400
                                                                ------------
                                                                  3,420,900
                                                                ------------
--------------------------------------------------------------------------------
                                            NUMBER OF             MARKET
                                              SHARES              VALUE
                                            ------------       ------------
CONSUMER FINANCE (0.8%)
American Capital Strategies, Ltd. ..........    75,300          $  1,826,025
                                                                ------------
CONSUMER SERVICES (0.8%)
Lone Star Steakhouse & Saloon, Inc. [dag]...    54,500               643,781
Veterinary Centers of America, Inc. [dag]...    78,800             1,063,800
                                                                ------------
                                                                   1,707,581
                                                                ------------
CONSUMER SPECIALTIES (0.1%)
Grand Toys International, Inc. [dag] .......    87,600              164,250
                                                                ------------
DATA AND IMAGING SERVICES (8.9%)
ANSYS, Inc. [dag] ..........................   170,800             1,846,775
Avid Technology, Inc. [dag] ................    92,900             1,277,375
Banyan Systems, Inc. [dag] .................   231,600             3,213,450
CACI International Inc. [dag] ..............    72,500             1,699,219
Entrust Technologies, Inc. [dag] ...........    44,000             2,161,500
In Focus Systems, Inc. [dag] ...............    86,800             2,598,575
Panja Inc. [dag] ...........................   114,400             1,816,100
Quantum Corporation - Hard Disk Drive [dag].   364,600             4,261,262
Scitex Corporation Ltd. [dag] ..............    75,200               893,000
                                                                ------------
                                                                  19,767,256
                                                                ------------
DISCRETIONARY RETAIL (2.3%)
PC Connection,  Inc. [dag] .................    32,800            1,570,300
Tuesday Morning Corp. [dag] ................    99,100            1,238,750
ValueVision International, Inc. [dag] ......    56,500            1,126,469
Wilsons The Leather Experts Inc. [dag] .....   103,200            1,251,300
                                                                ------------
                                                                   5,186,819
                                                                ------------
ELECTRICAL MACHINERY AND INSTRUMENTS (1.1%)
Mechanical Technology Incorporated .........    28,200               498,788
Robotic Vision Systems, Inc. [dag] .........   131,500             1,964,281
                                                                ------------
                                                                   2,463,069
                                                                ------------
FOOD AND BEVERAGE (1.7%)
Delta & Pine Land Co. ......................   179,400             3,767,400
                                                                ------------
FOOD AND DRUG RETAIL (1.1%)
Casey's General Stores, Inc. ...............   214,600             2,508,138
                                                                ------------
FOREST PRODUCTS AND BUILDING MATERIALS (2.1%)
Louisiana-Pacific Corp. ....................   256,800             3,434,700
Potlatch Corp. .............................    29,100             1,147,631
                                                                ------------
                                                                   4,582,331
                                                                ------------
HEALTH SERVICES (2.5%)
Akorn, Inc. [dag] ..........................   147,200             1,021,200
Covance, Inc. [dag] ........................   120,500             1,107,094
Oxford Health Plans, Inc. [dag] ............    99,600             1,892,400
Sierra Health Services, Inc. [dag] .........   179,800               640,537
XCare.net, Inc. [dag] ......................   151,800               891,825
                                                                ------------
                                                                   5,553,056
                                                                ------------
HEAVY MACHINERY (0.6%)
Astec Industries, Inc. [dag] ...............    56,300             1,414,538
                                                                ------------
HOUSING AND FURNISHINGS (1.1%)
American Technology Corporation [dag] ......   146,200             1,059,950
La-Z-Boy Incorporated ......................    91,600             1,436,975
                                                                ------------
                                                                   2,496,925
                                                                ------------
INSURANCE (2.2%)
Horace Mann Educators Corp. ................   140,600             2,047,488
                                                                ------------



28   See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------

                                            NUMBER OF             MARKET
                                             SHARES                VALUE
                                        --------------       ---------------
INSURANCE (CONTINUED)
ReliaStar Financial Corp. ................    65,400            $ 2,816,287
                                                                ------------
                                                                  4,863,775
                                                                ------------
INVESTMENT SERVICES (0.6%)
Investors Financial Services Corp. .......     4,800                391,800
National Discount Brokers Group, Inc.
 [dag]....................................    35,500              1,036,156
                                                                ------------
                                                                  1,427,956
                                                                ------------
MISCELLANEOUS METALS (1.0%)
Minerals Technologies Inc. ...............    48,700              2,252,375
                                                                ------------
OIL (5.7%)
HS Resources, Inc. [dag] .................    78,400              1,896,300
Triton Energy Ltd. [dag] .................   126,900              4,623,919
Valero Energy Corp. ......................    88,900              2,578,100
Vintage Petroleum, Inc. [dag] ............   183,900              3,655,012
                                                                ------------
                                                                 12,753,331
                                                                ------------
OIL SERVICES (2.1%)
Gulf Island Fabrication, Inc. [dag] ......   27,900                 421,988
McDermott International, Inc., ADR .......  276,500               2,246,562
Superior Energy Services, Inc. [dag] .....  212,200               1,962,850
                                                                ------------
                                                                  4,631,400
                                                                ------------
OTHER TELECOMMUNICATIONS (2.3%)
Arch Communications Group, Inc. [dag] ....   351,200              2,612,050
IDT Corporation [dag] ....................    38,900              1,230,212
P.T. Pasifik Satelit Nusantara, ADR[dag]..    62,900              1,258,000
                                                                ------------
                                                                  5,100,262
                                                                ------------
PRINT MEDIA (1.0%)
Reader's Digest Association, Inc. (The)...    68,400              2,188,800
                                                                ------------
PRODUCER GOODS (3.0%)
Cable Design Technologies, Inc. [dag] ....    51,300              1,757,025
CoorsTek, Inc. [dag] .....................    46,700              2,104,419
Digital Biometrics, Inc. [dag] ...........   227,200                930,100
Littlefuse,  Inc. [dag] ..................    38,400              1,363,200
United Stationers, Inc. [dag] ............    13,600                453,900
                                                                ------------
                                                                  6,608,644
                                                               -------------
REAL ESTATE INVESTMENT TRUSTS (0.7%)
Trizec Hahn Corp. ........................   101,800              1,654,250
                                                               -------------
SEMICONDUCTORS AND ELECTRONICS (9.5%)
ACE*COMM Corporation [dag] ...............   238,700              1,894,681
Allen Telecom Inc. [dag] .................   121,500              2,156,625
ANADIGICS, Inc. [dag] ....................    24,700              1,858,675
Arguss Holdings, Inc. [dag] ..............    46,500              1,011,375
Blue Wave Systems Inc. [dag] .............   205,800              2,636,812
Cohu,  Inc. ..............................    48,500              1,846,031
ESS Technology, Inc. [dag] ...............    96,900              1,259,700
General Semiconductor Corp. [dag] ........   134,400              2,688,000
Pioneer Standard Electronics Corp. .......    62,200                952,438
SIPEX Corporation [dag] ..................    69,400              1,587,525
Varian Semiconductor Equipment
 Associates, Inc. [dag] ..................    29,300              1,970,425
Veeco Instruments Inc. [dag] .............    19,700              1,223,863
                                                                ------------
                                                                 21,086,150
                                                                ------------


                                            NUMBER OF           MARKET
                                             SHARES              VALUE
                                        --------------       ---------------
SPECIALTY CHEMICALS (2.0%)
Alcide Corp. [dag] .......................    36,900            $   551,194
Cytec Industries Inc. [dag] ..............    38,700              1,165,837
Olin Corp. ...............................    76,200              1,352,550
OM Group, Inc. ...........................    29,600              1,361,600
                                                                ------------
                                                                  4,431,181
                                                                ------------
TEXTILES AND APPAREL (2.3%)
K-Swiss Inc. .............................   162,600              2,408,513
Warnaco Group, Inc. (The) ................   262,500              2,789,062
                                                                ------------
                                                                  5,197,575
                                                                ------------
TOTAL COMMON STOCKS
 (COST $185,386,758)                                            178,029,937
                                                                ------------
                                           PRINCIPAL
                                             AMOUNT
                                         --------------
SHORT-TERM INVESTMENTS (21.7%)
Federal Farm Credit
 Bank,5.88%,05/01/00......................   $ 27,705,000        27,705,000
Federal Home Loan
 Mortgage,5.89%,05/16/00..................     20,000,000        19,950,917
U.S. Treasury Bill,5.25%,05/18/00 @ ......        100,000            99,752
U.S. Treasury Bill,5.55%,05/18/00 @ ......        700,000           698,167
                                                               -------------
TOTAL SHORT-TERM INVESTMENTS
 (COST $48,453,836)                                              48,453,836
                                                               -------------

TOTAL INVESTMENTS
 (COST $233,840,594)(A)                                         226,483,773

OTHER ASSETS LESS LIABILITIES                                    (3,360,866)
                                                               -------------

TOTAL NET ASSETS                                               $223,122,907
                                                               =============

NOTES TO PORTFOLIO OF INVESTMENTS

(a) The cost of investments for federal income tax purposes amounts to
$247,386,031. Unrealized gains and losses, based on identified tax cost at
April 30, 2000, are as follows:
Unrealized gains.............................                 $   4,874,690
Unrealized losses............................                   (25,776,948)
                                                              --------------
 Net unrealized loss.........................                 $ (20,902,258)
                                                              ==============


Information concerning open futures contracts at April 30, 2000 is shown below:

                         NO. OF         NOTIONAL       EXPIRATION        UNREALIZED
                        CONTRACTS        VALUE           DATE            GAIN/(LOSS)
                       -----------    -------------   ------------   ------------------
   LONG CONTRACTS
---------------------
Russell 2000 Index
Futures..............      64          $16,288,000     Jun 00           $(1,997,028)
                                       ============                     ==============


[dag] Non-income producing security.

@ Security pledged to cover initial margin requirements on open futures contracts at April 30, 2000.

Category percentages are based on net assets.


                                       See Notes to Financial Statements.    29

CAPITAL APPRECIATION FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 2000 (UNAUDITED)
VALUE OPPORTUNITY
--------------------------------------------------------------------------------

                                            NUMBER OF           MARKET
                                             SHARES              VALUE
                                        --------------     ---------------
COMMON STOCKS (94.1%)
BANKS AND THRIFTS (3.3%)
J.P. Morgan & Co. ........................     2,500         $  320,937
                                                             ----------

COMPUTERS (3.5%)
Compag Computer Corp. ....................     6,800            198,900
International Business Machines Corp. ....     1,300            145,112
                                                             ----------
                                                                344,012
                                                             ----------
CONGLOMERATE AND AEROSPACE (13.1%)
Boeing Co. ...............................     8,500            337,344
General Electric Co. .....................     2,700            424,575
General Motors Corp. - Class H + .........     2,300            221,519
United Technologies Corp. ................     5,000            310,937
                                                             ----------
                                                              1,294,375
                                                             ----------
DATA AND IMAGING SERVICES (8.7%)
America Online, Inc. + ...................     4,800            287,100
First Data Corp. .........................     6,100            296,994
Microsoft Corp. + ........................     3,900            272,025
                                                             ----------
                                                                856,119
                                                             ----------
DISCRETIONARY RETAIL (2.6%)
Costco Wholesale Corp.+ ..................     4,800            259,500
                                                             ----------
DIVERSIFIED FINANCIAL SERVICES (4.5%)
Citigroup Inc. ...........................     7,500            445,781
                                                             ----------
DRUGS (10.8%)
Abbott Laboratories ......................     8,700            334,406
Pharmacia Corporation ....................     6,200            309,613
Warner Lambert Co. .......................     3,700            421,106
                                                             ----------
                                                              1,065,125
                                                             ----------
ELECTRIC UTILITIES (3.6%)
AES Corp. + ..............................     3,900            350,756
                                                             ----------
ELECTRICAL MACHINERY AND INSTRUMENTS (2.8%)
Waters Corp. + ...........................     2,900            274,775
                                                             ----------
ELECTRONIC MEDIA (6.2%)
Mediaone Group, Inc. + ...................     3,100            234,437
Walt Disney Co. (The) + ..................     8,700            376,819
                                                             ----------
                                                                611,256
                                                             ----------
FOOD AND BEVERAGE (2.4%)
Anheuser-Busch Co., Inc. .................     3,400            239,913
                                                             ----------
HEALTH SERVICES (3.7%)
Columbia/HCA Healthcare Corp. ............    12,900            366,844
                                                             ----------
INSURANCE (5.8%)
American International Group, Inc. ......      2,400            263,250
MetLife, Inc. + .........................     18,400            304,750
                                                             ----------
                                                                568,000
                                                             ----------
INVESTMENT SERVICES (2.5%)
Goldman Sachs Group, Inc. (The) .........      2,600            242,450
                                                             ----------
MAJOR TELECOMMUNICATIONS (2.3%)
Western Wireless Corporation ............      4,600            228,563
                                                             ----------
OIL (6.8%)
Chevron Corp. ..........................       4,700            400,087

                                            NUMBER OF           MARKET
                                             SHARES              VALUE
                                        --------------     ---------------
OIL (CONTINUED)
Kerr-McGee Corp. .......................       5,200         $  269,100
                                                             ----------
                                                                669,187
                                                             ----------
PRODUCER GOODS (7.5%)
Minnesota Mining and Manufacturing Co. .       2,500            216,250
Tyco International Ltd. ................      11,300            519,094
                                                             ----------
                                                                735,344
                                                             ----------
SEMICONDUCTORS AND ELECTRONICS (4.0%)
Intel Corp. ............................       3,100            393,119
                                                             ----------
TOTAL COMMON STOCKS (COST $8,235,658) ..                      9,266,056
                                                             ----------
                                           Principal
                                            Amount
                                           ---------
SHORT-TERM INVESTMENTS (6.1%)
Federal Farm Credit Bank, 5.88%, 05/01/00   $397,000            397,000
U.S. Treasury Bill, 5.54%, 05/18/00 @ ...    100,000             99,738
U.S. Treasury Bill, 5.55%, 05/18/00 @ ...    100,000             99,739
                                                             ----------
TOTAL SHORT-TERM INVESTMENTS
  (COST $596,477)                                               596,477
                                                             ----------
TOTAL INVESTMENTS (COST $8,832,135)(a)...                    $9,862,533
OTHER ASSETS LESS LIABILITIES                                   (15,111)
                                                             ----------
TOTAL NET ASSETS                                             $9,847,422
                                                             ==========
NOTES TO PORTFOLIO OF INVESTMENTS

(a) The cost of investments for federal income tax purposes amounts to $9,036,980. Unrealized gains and losses, based on identified tax cost at April 30, 2000, are as follows:

Unrealized gains ...................................         $1,804,015

Unrealized losses ..................................           (258,462)
                                                             ----------
  Net unrealized gain ..............................         $  825,553
                                                             ==========

Information concerning open futures contracts at April 30, 2000 is shown below:

                        NO OF       NOTIONAL    EXPIRATION     UNREALIZED
                      CONTRACTS      VALUE         DATE        GAIN/(LOSS)
                      ---------      -----         ----        ---------
  LONG CONTRACTS
-------------------
S&P 500 Index Futures     1        $365,000       Jun 00        $12,366
                                   ========                     =======

+ Non-income producing security.
@ Security pledged to cover initial margin requirements on open futures contracts at April 30, 2000.

Category percentages are based on net assets.

30  See Notes to Financial Statements.

CAPITAL APPRECIATION FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 2000 (UNAUDITED)
TECHNOLOGY
--------------------------------------------------------------------------------

                                            NUMBER OF           MARKET
                                             SHARES              VALUE
                                        --------------     ---------------
COMMON STOCKS (98.1%)
BIOTECH AND MEDICAL PRODUCTS (2.1%)
ORATEC Interventions, Inc. [dag] ...........   7,500            $ 255,469
                                                              --------------
COMPUTERS (5.3%)
Compaq Computer Corp. ......................   9,700              283,725
Sun Microsystems, Inc. [dag] ...............   3,850              353,959
                                                              --------------
                                                                  637,684
                                                              --------------
DATA AND IMAGING SERVICES (19.6%)
America Online, Inc. [dag] .................   3,000              179,438
BroadVision, Inc. [dag] ....................   3,900              171,356
Cisco Systems, Inc. [dag] ..................   9,500              658,617
Computer Associates International, Inc. ....   3,050              170,228
EMC Corp. [dag] ............................   4,200              583,537
Microsoft Corp. [dag] ......................   6,150              428,962
National Instruments Corp. [dag] ...........   3,050              148,688
Yahoo! Inc. [dag] ..........................      50                6,513
                                                              --------------
                                                                2,347,339
                                                              --------------
ELECTRICAL MACHINERY AND INSTRUMENTS (3.6%)
JDS Uniphase Corporation [dag] .............   4,100              425,119
                                                              --------------
PRODUCER GOODS (3.1%)
Corning, Inc. ..............................   1,850              365,375
                                                              --------------
SEMICONDUCTORS AND ELECTRONICS (64.4%)
Altera Corp. [dag] .........................   2,700              276,075
Applied Materials, Inc. [dag] ..............   5,500              559,969
Atmel Corp. [dag] ..........................   5,100              249,581
Comverse Technology, Inc. [dag] ............   2,400              214,050
Ericsson, ADR ..............................   3,000              265,313
Flextronics International Ltd. [dag] .......   2,150              151,038
Intel Corp. ................................   4,250              538,953
KLA Instruments Corp. [dag] ................   3,550              265,806
Lam Research Corporation [dag] .............   6,800              311,950
Linear Technology Corp. ....................   2,700              154,238
Lucent Technologies, Inc. ..................   2,000              124,375
Maxim Integrated Products, Inc. [dag] ......   2,000              129,625
Micron Technology, Inc. [dag] ..............   1,800              250,650
Motorola, Inc. .............................   3,200              381,000
Nokia Corp., ADR ...........................  14,300              813,312
Nortel Networks Corp. ......................   2,800              317,100
PSi Technology Holdings, Inc. [dag] ........   1,000               16,500
QUALCOMM Inc. [dag] ........................   3,600              390,375
SCG Holding Corporation [dag] ..............  10,000              219,375
Solectron Corp. [dag] ......................   5,700              266,831
Tellabs, Inc. [dag] ........................   3,800              208,288
Teradyne, Inc. [dag] .......................   7,100              781,000
Texas Instruments, Inc. ................       1,550              252,456
Xilinx, Inc. [dag] .........................   7,750              567,687
                                                              --------------
                                                                7,705,547
                                                              --------------
TOTAL COMMON STOCKS (COST $11,351,254)                         11,736,533
                                                              --------------


                                                               MARKET
                                                                VALUE
                                                            --------------
TOTAL INVESTMENTS (COST $11,351,254)(a)                       $11,736,533
OTHER ASSETS LESS LIABILITIES                                     230,589
                                                              --------------
TOTAL NET ASSETS                                              $11,967,122
                                                              --------------

NOTES TO PORTFOLIO OF INVESTMENTS

(a) The cost of investments for federal income tax purposes amounts to
$11,544,020. Unrealized gains and losses, based on identified tax cost at
April 30, 2000, are as follows:
Unrealized gains.............................                 $  679,482
Unrealized losses............................                   (486,969)
                                                              --------------
 Net unrealized gain.........................                 $  192,513
                                                              ==============


[dag] Non-income producing security.


Category percentages are based on net assets.


                                        See Notes to Financial Statements.    31

CAPITAL APPRECIATION FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  GROWTH
                                                               -------------
ASSETS:
Investments, at market value ................................   $376,912,557
Cash ........................................................            795
Foreign currency ............................................             --
Receivable for:
 Dividends and interest .....................................         38,980
 Investments sold ...........................................      5,797,182
 Fund shares sold ...........................................        677,799
 Recoverable foreign taxes ..................................             --
 Variation margin ...........................................             --
 Reimbursement from Investment Adviser ......................             --
Prepaid expenses ............................................          1,361
Other assets ................................................             --
Gross unrealized gain on forward foreign currency exchange
 contracts...................................................             --
                                                                ------------
     Total assets ...........................................    383,428,674
                                                                ------------
LIABILITIES:
Payable for:
 Investments purchased ......................................     15,041,930
 Fund shares redeemed .......................................      3,394,342
 Variation margin ...........................................        100,375
Other liabilities ...........................................        314,225
Gross unrealized loss on forward foreign currency exchange
 contracts...................................................             --
                                                                ------------
     Total liabilities ......................................     18,850,872
                                                                ------------
   NET ASSETS ...............................................   $364,577,802
                                                                ============
NET ASSETS REPRESENTED BY:
Paid-in capital .............................................   $259,961,428
Net unrealized gain (loss) on investments, open futures
 contracts and foreign currency related transactions ........     69,744,623
Undistributed (distributions in excess of) net investment
 income......................................................       (104,781)
Accumulated net realized gain on investments ................     34,976,532
                                                                ------------
   NET ASSETS ...............................................   $364,577,802
                                                                ============

Cost of investments .........................................   $306,705,706
Cost of foreign currency ....................................   $         --
CAPITAL SHARES, $.001 PAR VALUE:
Class I:
 Outstanding ................................................     10,870,719
 Net Assets .................................................   $261,051,017
 Net Asset Value, offering and redemption price per share
 (net assets divided by shares outstanding) .................   $      24.01
Class A:
 Outstanding ................................................      4,076,789
 Net Assets .................................................   $ 95,957,496
 Net Asset Value and redemption price per share (net assets
 divided by shares outstanding) .............................   $      23.54
 Offering price (net asset value divided by 1 minus maximum
 sales load) ................................................   $      24.98
Class B:
 Outstanding ................................................        194,610
 Net Assets .................................................   $  4,641,844
 Net Asset Value, offering and redemption price per share
 (net assets divided by shares outstanding) .................   $      23.85
Class C:
 Outstanding ................................................        123,590
 Net Assets .................................................   $  2,927,445
 Net Asset Value, offering and redemption price per share
 (net assets divided by shares outstanding) .................   $      23.69


32   See Notes to Financial Statements.

      INTERNATIONAL      MID CAP       SMALL COMPANY   VALUE OPPORTUNITY    TECHNOLOGY
     ---------------  --------------  ---------------  -----------------  ----------------

      $146,815,753     $5,632,328      $226,483,773       $9,862,533        $11,736,533
               348         71,033           491,737              882            244,210
         5,472,986             --                --               --                 --

           230,213          3,037            65,290            3,031             16,472
         5,555,487             --         5,701,721               --             76,566
           603,283             --         1,049,349              477            120,842
            55,542             --                --               --                 --
                --             --           264,000               --                 --
             3,069          4,121                --            3,778             10,861
               223             35               375               40                 --
            10,764             --                --               --             40,277
            36,053             --                --               --                 --
      ------------     ----------      ------------       ----------        -----------
       158,783,721      5,710,554       234,056,245        9,870,741         12,245,761
      ------------     ----------      ------------       ----------        -----------

         9,897,437             --        10,066,143               --            233,750
           369,272          3,500           616,999            2,754             15,238
                --             --                --            1,825                 --
           195,885         17,261           250,196           18,740             29,651
            26,172             --                --               --                 --
      ------------     ----------      ------------       ----------        -----------
        10,488,766         20,761        10,933,338           23,319            278,639
      ------------     ----------      ------------       ----------        -----------
      $148,294,955     $5,689,793      $223,122,907       $9,847,422        $11,967,122
      ============     ==========      ============       ==========        ===========

      $116,235,170     $3,873,277      $192,319,834       $7,833,733        $11,421,755
        16,056,396        711,645        (9,353,849)       1,042,764            385,279
          (181,062)       (14,311)          114,611             (875)           (15,068)
        16,184,451      1,119,182        40,042,311          971,800            175,156
      ------------     ----------      ------------       ----------        -----------
      $148,294,955     $5,689,793      $223,122,907       $9,847,422        $11,967,122
      ============     ==========      ============       ==========        ===========

      $130,741,091     $4,920,683      $233,840,594       $8,832,135        $11,351,254
      $  5,522,900     $       --      $         --       $       --        $        --

         4,097,590        332,720        11,103,777          307,590            374,013
      $ 66,891,988     $4,651,529      $177,864,201       $4,082,243        $ 4,013,012
      $      16.32     $    13.98      $      16.02       $    13.27        $     10.73

         4,497,957         51,175         2,458,721          387,230            380,030
      $ 73,186,828     $  712,572      $ 38,247,446       $5,128,992        $ 4,074,827
      $      16.27     $    13.92      $      15.56       $    13.25        $     10.72
      $      17.26     $    14.77      $      16.51       $    14.06        $     11.37

            65,043         11,377            49,870           16,680            185,301
      $  1,055,891     $  158,399      $    795,509       $  220,065        $ 1,984,672
      $      16.23     $    13.92      $      15.95       $    13.19        $     10.71

           442,234         12,068           391,845           31,651            176,854
      $  7,160,248     $  167,293      $  6,215,751       $  416,122        $ 1,894,611
      $      16.19     $    13.86      $      15.86       $    13.15        $     10.71


                                      See Notes to Financial Statements.      33

CAPITAL APPRECIATION FUNDS
STATEMENTS OF OPERATIONS
SIX MONTH PERIOD ENDED APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     GROWTH
                                                                  ------------
INVESTMENT INCOME:
Dividends .....................................................    $   634,873
Interest ......................................................        832,668
                                                                   -----------
                                                                     1,467,541
Foreign taxes withheld on dividends ...........................         (3,414)
                                                                   -----------
     Total investment income ..................................      1,464,127
                                                                   -----------
INVESTMENT EXPENSES:
Investment advisory fees ......................................      1,132,099
Administrative services fees ..................................        161,858
Distribution plan fees - Class A ..............................         99,546
Distribution plan fees - Class B ..............................         12,462
Distribution plan fees - Class C ..............................          8,225
Shareholder services fees - Class B ...........................          4,154
Shareholder services fees - Class C ...........................          2,742
Printing and postage fees .....................................         13,071
Custody fees ..................................................         11,342
Transfer agent fees ...........................................         71,746
Audit fees ....................................................         11,996
Directors' fees ...............................................          4,384
Registration fees .............................................         25,642
Miscellaneous expenses ........................................          9,641
                                                                   -----------
Expenses before reimbursement and waiver from Investment
 Adviser.......................................................      1,568,908
Expense reimbursement and waiver from Investment Adviser ......             --
                                                                   -----------
     Net investment expenses ..................................      1,568,908
                                                                   -----------
Net investment gain (loss) ....................................       (104,781)
                                                                   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
 Investments ..................................................     35,035,888
 Futures and forward foreign currency exchange contracts ......      1,038,165
 Foreign currency related transactions ........................             --
                                                                   -----------
     Net realized gain on investments .........................     36,074,053
                                                                   -----------
Net change in unrealized gain or loss on:
 Investments ..................................................     25,434,316
 Futures and forward foreign currency exchange contracts ......       (825,475)
 Foreign currency related transactions ........................             --
                                                                   -----------
     Net change in unrealized gain or loss on investments .....     24,608,841
                                                                   -----------
Net realized and change in unrealized gain or loss on
 investments...................................................     60,682,894
                                                                   -----------
Net increase in net assets resulting from operations ..........    $60,578,113
                                                                   ===========

34   See Notes to Financial Statements.

--------------------------------------------------------------------------------

      INTERNATIONAL      MID CAP       SMALL COMPANY   VALUE OPPORTUNITY    TECHNOLOGY
      -------------      -------       -------------   -----------------    ----------

       $   652,302     $   21,555      $    267,059       $  33,261          $  2,007
               101          4,861           777,848          18,590             8,862
       -----------     ----------      ------------       ---------          --------
           652,403         26,416         1,044,907          51,851            10,869
           (63,642)            --                --              --              (236)
       -----------     ----------      ------------       ---------          --------
           588,761         26,416         1,044,907          51,851            10,633
       -----------     ----------      ------------       ---------          --------

           509,137         21,577           636,135          25,852            14,471
            59,899          2,877            74,839           3,693             1,378
            71,361            975            35,699           2,883             1,120
             2,110            524             1,387             745             1,636
            12,467            568            14,239           1,361             1,200
               703            175               462             248               545
             4,156            189             4,746             454               400
             4,045          1,349             2,485           1,390               201
           113,764          6,066            18,580           4,667               961
            53,152         13,238            64,065          14,145             6,167
            12,504         10,824            10,900          10,228             7,438
             1,302             95             1,163             109               201
            19,326          4,713            27,344           4,555            15,855
             3,179            207             3,190             232                14
       -----------     ----------      ------------       ---------          --------

          867,105         63,377           895,234          70,562            51,587
           (21,957)       (27,781)               --         (24,246)          (25,886)
       -----------     ----------      ------------       ---------          --------
           845,148         35,596           895,234          46,316            25,701
       -----------     ----------      ------------       ---------          --------
          (256,387)        (9,180)          149,673           5,535           (15,068)
       -----------     ----------      ------------       ---------          --------


        17,698,788      1,126,815        36,929,010         914,712           175,156
           215,083             --         3,120,160          54,987                --
          (296,848)            --                --              --                --
       -----------     ----------      ------------       ---------          --------
        17,617,023      1,126,815        40,049,170         969,699           175,156
       -----------     ----------      ------------       ---------          --------

         7,690,281        316,385       (11,947,461)       (178,241)          385,279
            44,916             --        (1,785,987)         12,366                --
           (10,785)            --                --              --                --
       -----------     ----------      ------------       ---------          --------
         7,724,412        316,385       (13,733,448)       (165,875)          385,279
       -----------     ----------      ------------       ---------          --------

        25,341,435      1,443,200        26,315,722         803,824           560,435
       -----------     ----------      ------------       ---------          --------
       $25,085,048     $1,434,020      $ 26,465,395       $ 809,359          $545,367
       ===========     ==========      ============       =========          ========



                                        See Notes to Financial Statements.    35

CAPITAL APPRECIATION FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                          GROWTH
                                             --------------------------------
                                               SIX MONTH
                                              PERIOD ENDED
                                             APRIL 30, 2000      YEAR ENDED
                                              (UNAUDITED)     OCTOBER 31, 1999
                                             --------------   ----------------
FROM OPERATIONS:
Net investment loss .......................  $   (104,781)      $   (173,440)
Net realized gain on investments...........    36,074,053         36,361,412
Net change in unrealized gain or loss on
 investments...............................    24,608,841         22,675,940
                                             ------------      -------------
 Net increase in net assets resulting from
   operations..............................    60,578,113         58,863,912
                                             ------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS:
Class I:
 From net investment income................            --            (27,477)
 From net realized gains on investments....   (27,940,871)        (1,603,819)
Class A:
 From net realized gains on investments....    (8,441,635)          (220,501)
Class B:
 From net realized gains on investments....      (282,838)                --
Class C:
 From net realized gains on investments....      (206,144)            (5,280)
                                             ------------      -------------
 Decrease in net assets from distributions
   to shareholders.........................   (36,871,488)        (1,857,077)
                                             ------------      -------------
FROM FUND SHARE TRANSACTIONS:
Class I:
 Proceeds from shares sold.................    38,077,684         61,068,750
 Net asset value of shares issued upon
  reinvestment of distributions............    27,912,381          1,629,572
 Payments for shares redeemed..............   (28,339,643)       (34,390,349)
Class A:
 Proceeds from shares sold.................   117,474,117        178,296,560
 Net asset value of shares issued upon
  reinvestment of distributions............     8,427,695            212,136
 Payments for shares redeemed..............   (93,394,535)      (141,521,466)
Class B:
 Proceeds from shares sold.................     2,278,711          1,956,053
 Net asset value of shares issued upon
  reinvestment of distributions............       271,514                 --
 Payments for shares redeemed..............       (89,625)          (125,180)
Class C:
 Proceeds from shares sold.................     1,232,976          1,167,486
 Net asset value of shares issued upon
  reinvestment of distributions............       203,067              4,074
 Payments for shares redeemed..............      (114,917)          (271,809)
                                             ------------      -------------
 Net increase in net assets from fund share
   transactions............................    73,939,425         68,025,827
                                             ------------      -------------
Net change in net assets...................    97,646,050        125,032,662
NET ASSETS:
Beginning of period........................   266,931,752        141,899,090
                                             ------------      -------------
End of period..............................  $364,577,802       $266,931,752
                                             ============      =============
End of period net assets includes
 distributions in excess of net investment
 income....................................  $   (104,781)     $          --
                                             ============      =============

36   See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                          GROWTH
                                             --------------------------------
                                               SIX MONTH
                                              PERIOD ENDED
                                             APRIL 30, 2000      YEAR ENDED
                                              (UNAUDITED)     OCTOBER 31, 1999
                                             --------------   ----------------
SHARE TRANSACTIONS:
Class I:
 Number of shares sold.....................     1,629,160          2,995,411
 Number of shares issued upon reinvestment
  of distributions.........................     1,307,372             85,273
 Number of shares redeemed.................    (1,214,123)        (1,675,907)
                                             ------------      -------------
 Net increase..............................     1,722,409          1,404,777
                                             ============      =============
Class A:
 Number of shares sold.....................     5,161,232          8,758,283
 Number of shares issued upon reinvestment
  of distributions.........................       402,276             11,278
 Number of shares redeemed.................    (4,075,361)        (6,967,724)
                                             ------------      -------------
 Net increase..............................     1,488,147          1,801,837
                                             ============      =============
Class B:
 Number of shares sold.....................        99,961             91,615
 Number of shares issued upon reinvestment
  of distributions.........................        12,758                 --
 Number of shares redeemed.................        (3,810)            (5,914)
                                             ------------      -------------
 Net increase..............................       108,909             85,701
                                             ============      =============
Class C:
 Number of shares sold.....................        53,995             56,561
 Number of shares issued upon reinvestment
  of distributions.........................         9,606                214
 Number of shares redeemed.................        (4,978)           (13,295)
                                             ------------      -------------
 Net increase..............................        58,623             43,480
                                             ============      =============





                                       See Notes to Financial Statements.     37

CAPITAL APPRECIATION FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                      INTERNATIONAL
                                             --------------------------------
                                               SIX MONTH
                                              PERIOD ENDED
                                             APRIL 30, 2000      YEAR ENDED
                                              (UNAUDITED)     OCTOBER 31, 1999
                                             --------------   ----------------
FROM OPERATIONS:
Net investment loss .......................  $   (256,387)     $       (204)
Net realized gain on investments...........    17,617,023        10,616,705
Net change in unrealized gain or loss on
 investments...............................     7,724,412         3,828,563
                                             ------------      ------------
 Net increase in net assets resulting from
   operations..............................    25,085,048        14,445,064
                                             ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS:
Class I:
 From net investment income................            --        (1,770,158)
 From net realized gains on investments....    (4,975,964)       (1,806,974)
Class A:
 From net investment income................            --          (561,757)
 From net realized gains on investments....    (4,347,608)         (615,742)
Class B:
 From net investment income................            --                --
 From net realized gains on investments....       (33,790)               --
Class C:
 From net investment income................            --            (8,737)
 From net realized gains on investments....      (162,631)           (9,514)
                                             ------------      ------------
 Decrease in net assets from distributions
   to shareholders.........................    (9,519,993)       (4,772,882)
                                             ------------      ------------
FROM FUND SHARE TRANSACTIONS:
Class I:
 Proceeds from shares sold.................    58,939,699        23,296,782
 Net asset value of shares issued upon
  reinvestment of distributions............     4,928,139         3,234,912
 Payments for shares redeemed..............   (47,981,629)      (25,043,459)
Class A:
 Proceeds from shares sold.................    55,774,194        33,971,389
 Net asset value of shares issued upon
  reinvestment of distributions............     4,187,219           662,806
 Payments for shares redeemed..............   (28,990,160)      (17,565,072)
Class B:
 Proceeds from shares sold.................       794,262           312,927
 Net asset value of shares issued upon
  reinvestment of distributions............        33,222                --
 Payments for shares redeemed..............       (15,309)         (115,688)
Class C:
 Proceeds from shares sold.................     6,566,245         1,201,662
 Net asset value of shares issued upon
  reinvestment of distributions............       132,896             8,770
 Payments for shares redeemed..............      (926,002)         (140,159)
                                             ------------      ------------
 Net increase in net assets from fund share
   transactions............................    53,442,776        19,824,870
                                             ------------      ------------
Net change in net assets...................    69,007,831        29,497,052

NET ASSETS:
Beginning of period........................    79,287,124        49,790,072
                                             ------------      ------------
End of period..............................  $148,294,955      $ 79,287,124
                                             ============      ============
End of period net assets includes
 undistributed (distributions in excess of)
 net investment income.....................  $   (181,062)     $     75,325
                                             ============      ============

38   See Notes to Financial Statements.


--------------------------------------------------------------------------------
                                                      INTERNATIONAL
                                             --------------------------------
                                               SIX MONTH
                                              PERIOD ENDED
                                             APRIL 30, 2000      YEAR ENDED
                                              (UNAUDITED)     OCTOBER 31, 1999
                                             --------------   ----------------

SHARE TRANSACTIONS:
Class I:
 Number of shares sold.....................     3,576,582         1,822,893
 Number of shares issued upon reinvestment
  of distributions.........................       335,247           309,191
 Number of shares redeemed.................    (2,905,920)       (1,951,528)
                                             ------------      ------------
 Net increase..............................     1,005,909           180,556
                                             ============      ============
Class A:
 Number of shares sold.....................     3,391,639         2,624,169
 Number of shares issued upon reinvestment
  of distributions.........................       285,427            63,439
 Number of shares redeemed.................    (1,733,342)       (1,407,471)
                                             ------------      ------------
 Net increase..............................     1,943,724         1,280,137
                                             ============      ============
Class B:
 Number of shares sold.....................        47,274            25,013
 Number of shares issued upon reinvestment
  of distributions.........................         2,293                --
 Number of shares redeemed.................          (948)           (8,589)
                                             ------------      ------------
 Net increase..............................        48,619            16,424
                                             ============      ============
Class C:
 Number of shares sold.....................       389,366            96,880
 Number of shares issued upon reinvestment
  of distributions.........................         9,078               837
 Number of shares redeemed.................       (55,563)          (11,527)
                                             ------------      ------------
 Net increase..............................       342,881            86,190
                                             ============      ============




                                         See Notes to Financial Statements.   39

CAPITAL APPRECIATION FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                         MID CAP
                                             --------------------------------
                                               SIX MONTH
                                              PERIOD ENDED
                                             APRIL 30, 2000      YEAR ENDED
                                              (UNAUDITED)     OCTOBER 31, 1999
                                             --------------   ----------------
FROM OPERATIONS:
Net investment loss .......................   $    (9,180)      $   (2,362)
Net realized gain on investments...........     1,126,815          724,153
Net change in unrealized gain or loss on
 investments...............................       316,385          406,952
                                              -----------       ----------
 Net increase in net assets resulting from
   operations..............................     1,434,020        1,128,743
                                              -----------       ----------
DISTRIBUTIONS TO SHAREHOLDERS:
Class I:
 From net investment income................        (5,131)              --
 From net realized gains on investments....      (328,733)              --
Class A:
 From net realized gains on investments....       (43,085)              --
Class B:
 From net realized gains on investments....        (6,797)              --
Class C:
 From net realized gains on investments....        (7,392)              --
                                              -----------       ----------
 Decrease in net assets from distributions
   to shareholders.........................      (391,138)              --
                                              -----------       ----------
FROM FUND SHARE TRANSACTIONS:
Class I:
 Proceeds from shares sold.................        10,322           66,452
 Net asset value of shares issued upon
  reinvestment of distributions............         7,085               --
 Payments for shares redeemed..............    (1,369,944)        (460,627)
Class A:
 Proceeds from shares sold.................       142,316          609,480
 Net asset value of shares issued upon
  reinvestment of distributions............        16,191               --
 Payments for shares redeemed..............      (299,258)         (62,951)
Class B:
 Proceeds from shares sold.................        18,751          104,910
 Net asset value of shares issued upon
  reinvestment of distributions............           707               --
Class C:
 Proceeds from shares sold.................         7,264           53,374
 Net asset value of shares issued upon
  reinvestment of distributions............         1,803               --
 Payments for shares redeemed..............        (5,007)         (23,523)
                                              -----------       ----------
 Net increase (decrease) in net assets from
   fund share transactions.................    (1,469,770)         287,115
                                              -----------       ----------
Net change in net assets...................      (426,888)       1,415,858

NET ASSETS:
Beginning of period........................     6,116,681        4,700,823
                                              -----------       ----------
End of period..............................   $ 5,689,793       $6,116,681
                                              ===========       ==========
End of period net assets includes
 distributions in excess of net investment
 income....................................   $   (14,311)      $       --
                                              ===========       ==========


40   See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                         MID CAP
                                             --------------------------------
                                               SIX MONTH
                                              PERIOD ENDED
                                             APRIL 30, 2000      YEAR ENDED
                                              (UNAUDITED)     OCTOBER 31, 1999
                                             --------------   ----------------
SHARE TRANSACTIONS:
Class I:
  Number of shares sold....................           837            6,256
  Number of shares issued upon reinvestment
    of distributions.......................           647               --
 Number of shares redeemed.................      (119,479)         (40,089)
                                              -----------       ----------
 Net decrease..............................      (117,995)         (33,833)
                                              ===========       ==========
Class A:
  Number of shares sold....................        11,949           53,355
  Number of shares issued upon reinvestment
    of distributions.......................         1,483               --
 Number of shares redeemed.................       (22,368)          (5,630)
                                              -----------       ----------
 Net increase (decrease)...................        (8,936)          47,725
                                              ===========       ==========
Class B:
  Number of shares sold....................         1,539            9,773
  Number of shares issued upon reinvestment
    of distributions.......................            65               --
                                              -----------       ----------
 Net increase..............................         1,604            9,773
                                              ===========       ==========
Class C:
  Number of shares sold....................           593            4,799
  Number of shares issued upon reinvestment
    of distributions.......................           166               --
 Number of shares redeemed.................          (420)          (2,063)
                                              -----------       ----------
 Net increase..............................           339            2,736
                                              ===========       ==========








                                        See Notes to Financial Statements.    41

CAPITAL APPRECIATION FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                      SMALL COMPANY
                                             --------------------------------
                                               SIX MONTH
                                              PERIOD ENDED
                                             APRIL 30, 2000      YEAR ENDED
                                              (UNAUDITED)     OCTOBER 31, 1999
                                             --------------   ----------------
FROM OPERATIONS:
Net investment income .....................  $    149,673      $    200,027
Net realized gain on investments...........    40,049,170         6,016,547
Net change in unrealized gain or loss on
 investments...............................   (13,733,448)        3,721,287
                                             ------------      ------------
 Net increase in net assets resulting from
   operations..............................    26,465,395         9,937,861
                                             ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS:
Class I:
 From net investment income................      (163,952)         (133,799)
 From net realized gains on investments....    (4,075,489)         (180,598)
Class A:
 From net investment income................       (20,484)          (19,020)
 From net realized gains on investments....    (1,391,975)          (56,084)
Class B:
 From net realized gains on investments....       (10,672)               --
Class C:
 From net investment income................            --            (1,567)
 From net realized gains on investments....      (152,152)           (7,096)
                                             ------------      ------------
 Decrease in net assets from distributions
   to shareholders.........................    (5,814,724)         (398,164)
                                             ------------      ------------
FROM FUND SHARE TRANSACTIONS:
Class I:
 Proceeds from shares sold.................   122,728,402        30,751,398
 Net asset value of shares issued upon
  reinvestment of distributions............     4,218,800           311,160
 Payments for shares redeemed..............   (16,695,467)      (16,329,891)
Class A:
 Proceeds from shares sold.................    29,842,945        11,485,209
 Net asset value of shares issued upon
  reinvestment of distributions............     1,368,208            72,343
 Payments for shares redeemed..............   (13,502,339)       (6,543,180)
Class B:
 Proceeds from shares sold.................       667,247           225,992
 Net asset value of shares issued upon
  reinvestment of distributions............        10,672                --
 Payments for shares redeemed..............        (2,489)         (114,711)
Class C:
 Proceeds from shares sold.................     4,065,985         1,273,751
 Net asset value of shares issued upon
  reinvestment of distributions............       120,481             7,074
 Payments for shares redeemed..............       (63,576)         (715,141)
                                             ------------      ------------
 Net increase in net assets from fund share
   transactions............................   132,758,869        20,424,004
                                             ------------      ------------
Net change in net assets...................   153,409,540        29,963,701

NET ASSETS:
Beginning of period........................    69,713,367        39,749,666
                                             ------------      ------------
End of period..............................  $223,122,907      $ 69,713,367
                                             ============      ============
End of period net assets includes
 undistributed net investment income.......  $    114,611      $    149,374
                                             ============      ============

42 See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                      SMALL COMPANY
                                             --------------------------------
                                               SIX MONTH
                                              PERIOD ENDED
                                             APRIL 30, 2000      YEAR ENDED
                                              (UNAUDITED)     OCTOBER 31, 1999
                                             --------------   ----------------
SHARE TRANSACTIONS:
Class I:
 Number of shares sold.....................     7,676,980         2,648,135
 Number of shares issued upon reinvestment
  of distributions.........................       326,786            28,083
 Number of shares redeemed.................    (1,028,584)       (1,381,513)
                                             ------------      ------------
 Net increase..............................     6,975,182         1,294,705
                                             ============      ============
Class A:
 Number of shares sold.....................     1,892,545         1,010,099
 Number of shares issued upon reinvestment
  of distributions.........................       109,108             6,698
 Number of shares redeemed.................      (885,955)         (569,552)
                                             ------------      ------------
 Net increase..............................     1,115,698           447,245
                                             ============      ============
Class B:
 Number of shares sold.....................        38,799            19,803
 Number of shares issued upon reinvestment
  of distributions.........................           827                --
 Number of shares redeemed.................          (164)           (9,395)
                                             ------------      ------------
 Net increase..............................        39,462            10,408
                                             ============      ============
Class C:
 Number of shares sold.....................       232,359           109,756
 Number of shares issued upon reinvestment
  of distributions.........................         9,391               640
 Number of shares redeemed.................        (3,610)          (64,303)
                                             ------------      ------------
 Net increase..............................       238,140            46,093
                                             ============      ============








                                         See Notes to Financial Statements.   43

CAPITAL APPRECIATION FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                    VALUE OPPORTUNITY
                                             --------------------------------
                                               SIX MONTH
                                              PERIOD ENDED
                                             APRIL 30, 2000      YEAR ENDED
                                              (UNAUDITED)     OCTOBER 31, 1999
                                             --------------   ----------------
FROM OPERATIONS:
Net investment income .....................   $     5,535       $    9,561
Net realized gain on investments...........       969,699          699,792
Net change in unrealized gain or loss on
 investments...............................      (165,875)       1,017,418
                                              -----------       ----------
 Net increase in net assets resulting from
   operations..............................       809,359        1,726,771
                                              -----------       ----------
DISTRIBUTIONS TO SHAREHOLDERS:
Class I:
 From net investment income................       (15,076)         (13,615)
 From net realized gains on investments....      (347,202)              --
Class A:
 From net investment income................          (737)            (789)
 From net realized gains on investments....       (66,814)              --
Class B:
 From net realized gains on investments....       (11,560)              --
Class C:
 From net realized gains on investments....       (19,875)              --
                                              -----------       ----------
 Decrease in net assets from distributions
   to shareholders.........................      (461,264)         (14,404)
                                              -----------       ----------
FROM FUND SHARE TRANSACTIONS:
Class I:
 Proceeds from shares sold.................        40,766          102,460
 Net asset value of shares issued upon
  reinvestment of distributions............        12,877              377
 Payments for shares redeemed..............    (1,404,487)        (716,028)
Class A:
 Proceeds from shares sold.................     4,260,904          560,283
 Net asset value of shares issued upon
  reinvestment of distributions............        57,263              535
 Payments for shares redeemed..............      (691,761)         (87,454)
Class B:
 Proceeds from shares sold.................        28,701          168,677
 Net asset value of shares issued upon
  reinvestment of distributions............         4,435               --
 Payments for shares redeemed..............        (2,514)              --
Class C:
 Proceeds from shares sold.................        86,558          173,189
 Net asset value of shares issued upon
  reinvestment of distributions............        12,791               --
 Payments for shares redeemed..............        (3,026)          (2,000)
                                              -----------       ----------
 Net increase in net assets from fund share
   transactions............................     2,402,507          200,039
                                              -----------       ----------
Net change in net assets...................     2,750,602        1,912,406

NET ASSETS:
Beginning of period........................     7,096,820        5,184,414
                                              -----------       ----------
End of period..............................   $ 9,847,422       $7,096,820
                                              ===========       ==========
End of period net assets includes
 undistributed (distributions in excess of)
 net investment income.....................   $      (875)      $    9,403
                                              ===========       ==========
44   See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                    VALUE OPPORTUNITY
                                             --------------------------------
                                               SIX MONTH
                                              PERIOD ENDED
                                             APRIL 30, 2000      YEAR ENDED
                                              (UNAUDITED)     OCTOBER 31, 1999
                                             --------------   ----------------
SHARE TRANSACTIONS:
Class I:
 Number of shares sold.....................         3,122            8,895
 Number of shares issued upon reinvestment
  of distributions.........................         1,004               33
 Number of shares redeemed.................      (108,682)         (59,812)
                                              -----------       ----------
 Net decrease..............................      (104,556)         (50,884)
                                              ===========       ==========
Class A:
 Number of shares sold.....................       348,457           46,889
 Number of shares issued upon reinvestment
  of distributions.........................         4,474               47
 Number of shares redeemed.................       (52,020)          (7,148)
                                              -----------       ----------
 Net increase..............................       300,911           39,788
                                              ===========       ==========
Class B:
 Number of shares sold.....................         2,216           14,311
 Number of shares issued upon reinvestment
  of distributions.........................           346               --
 Number of shares redeemed.................          (193)              --
                                              -----------       ----------
 Net increase..............................         2,369           14,311
                                              ===========       ==========
Class C:
 Number of shares sold.....................         6,838           14,648
 Number of shares issued upon reinvestment
  of distributions.........................         1,004               --
 Number of shares redeemed.................          (227)            (168)
                                              -----------       ----------
 Net increase..............................         7,615           14,480
                                              ===========       ==========







                                        See Notes to Financial Statements.    45

CAPITAL APPRECIATION FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                                TECHNOLOGY
                                                            -------------------
                                                                PERIOD FROM
                                                               MARCH 1, 2000
                                                             (COMMENCEMENT OF
                                                                OPERATIONS)
                                                             TO APRIL 30, 2000
                                                                (UNAUDITED)
                                                             -----------------
FROM OPERATIONS:
Net investment loss ......................................     $   (15,068)
Net realized gain on investments..........................         175,156
Net change in unrealized gain or loss on investments......         385,279
                                                               -----------
 Net increase in net assets resulting from operations.....         545,367
                                                               -----------
FROM FUND SHARE TRANSACTIONS:
Class I:
 Proceeds from shares sold................................       3,808,075
 Payments for shares redeemed.............................         (11,088)
Class A:
 Proceeds from shares sold................................       4,301,837
 Payments for shares redeemed.............................        (408,010)
Class B:
 Proceeds from shares sold................................       1,954,777
 Payments for shares redeemed.............................         (35,240)
Class C:
 Proceeds from shares sold................................       1,874,507
 Payments for shares redeemed.............................         (63,103)
                                                               -----------
 Net increase in net assets from fund share transactions..      11,421,755
                                                               -----------
Net change in net assets..................................      11,967,122
NET ASSETS:
Beginning of period.......................................              --
                                                               -----------
End of period.............................................     $11,967,122
                                                               ===========
End of period net assets includes distributions in excess
 of net investment income.................................     $   (15,068)
                                                               ===========
SHARE TRANSACTIONS:
Class I:
 Number of shares sold....................................         375,103
 Number of shares redeemed................................          (1,090)
                                                               -----------
 Net increase.............................................         374,013
                                                               ===========
Class A:
 Number of shares sold....................................         420,581
 Number of shares redeemed................................         (40,551)
                                                               -----------
 Net increase.............................................         380,030
                                                               ===========
Class B:
 Number of shares sold....................................         188,863
 Number of shares redeemed................................          (3,562)
                                                               -----------
 Net increase.............................................         185,301
                                                               ===========
Class C:
 Number of shares sold....................................         182,937
 Number of shares redeemed................................          (6,083)
                                                               -----------
 Net increase.............................................         176,854
                                                               ===========



46   See Notes to Financial Statements.

CAPITAL APPRECIATION FUNDS
ADDITIONAL INFORMATION
APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
1. ORGANIZATION

Aetna Series Fund, Inc. (Company) is registered under the Investment Company Act of 1940 (the Act) as an open-end management investment company. It was incorporated under the laws of Maryland on June 17, 1991. The Articles of Incorporation permit the Company to offer separate funds, each of which has its own investment objective, policies and restrictions.

This report covers six funds, (each a Fund; collectively, the Funds), Aetna Growth Fund (Growth), Aetna International Fund (International), Aetna Mid Cap Fund (Mid Cap), Aetna Small Company Fund (Small Company), Aetna Value Opportunity Fund (Value Opportunity) and Aetna Technology Fund (Technology).

The Funds are authorized to offer four classes of shares, Class I, Class A, Class B and Class C. Class I is offered principally to institutions. Information regarding sales charges and fees pursuant to Rule 12b-1 of the Act are as follows:

  CLASS I: No sales charges or distribution fees.

  CLASS A: Generally, subject to a front-end sales charge; distribution fees of 0.25% (of average net assets of the class per year).

  CLASS B: No front-end sales charge; contingent deferred sales charge (CDSC) applies if you sell your shares within six years of purchase; distribution fees of 0.75%; service fees of 0.25%; automatic conversion to Class A shares after eight years.

  CLASS C: No front-end sales charge; CDSC on redemptions made within 18 months of purchase; distribution fees of 0.75%; service fees of 0.25%.

Shares in each Class were first made available to the public on the following dates:

                                CLASS I             CLASS A            CLASS B      CLASS C
                                -------             -------            -------      -------
  GROWTH                    January 4, 1994      April 15, 1994     March 1, 1999    June 30, 1998
  INTERNATIONAL            December 27, 1991     April 15, 1994     March 1, 1999    June 30, 1998
  MID CAP                  February 4, 1998     February 4, 1998    March 1, 1999    June 30, 1998
  SMALL COMPANY             January 4, 1994      April 15, 1994     March 1, 1999    June 30, 1998
  VALUE OPPORTUNITY        February 2, 1998     February 2, 1998    March 1, 1999    June 30, 1998
  TECHNOLOGY                 March 1, 2000       March 1, 2000      March 1, 2000    March 1, 2000

The following is each Fund's investment objective:

  GROWTH seeks growth of capital through investment in a diversified portfolio consisting primarily of common stocks and securities convertible into common stocks believed to offer growth potential.

  INTERNATIONAL seeks long-term capital growth primarily through investment in a diversified portfolio of common stocks principally traded in countries outside of North America. International will not target any given level of current income.

  MID CAP seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies having medium market capitalizations.

  SMALL COMPANY seeks growth of capital primarily through investment in a diversified portfolio of common stocks and

CAPITAL APPRECIATION FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
  securities convertible into common stocks of companies with smaller market capitalizations.

  VALUE OPPORTUNITY seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stock.

  TECHNOLOGY seeks long-term capital appreciation.

Aeltus Investment Management, Inc. (Aeltus) serves as the investment adviser to each Fund. Elijah Asset Management, LLC (EAM) serves as the sub-adviser to Technology. Aeltus Capital, Inc. (ACI) is each Fund's principal underwriter. Aeltus and ACI are indirect wholly owned subsidiaries of Aetna Inc. (Aetna).

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements of the Funds have been prepared in accordance with generally accepted accounting principles. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

A. VALUATION OF INVESTMENTS

Exchange traded equity investments are stated at market values based upon prices furnished by external pricing sources as reported on national securities exchanges. Over-the-counter securities are stated at the last sale price, or if there has been no sale that day, at the mean of the bid and asked prices. Fixed income securities, with the exception of high yield securities, maturing in more than sixty days for which market quotations are readily available are valued at the mean of the last bid and asked price. High yield securities are priced at bid by external pricing sources or brokers making a market in the security. Short-term investments maturing in sixty days or less are valued at amortized cost, which when combined with accrued interest, approximates market value. Securities and fixed income investments for which market quotations are not considered to be readily available are valued using methods approved by the Board or Directors (Board).

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange at the end of each day. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included in net realized and unrealized gain or loss on investments.

B. FUTURES AND FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

A futures contract is an agreement between two parties to buy and sell a specific amount of a commodity, security or financial instrument, including an index of stocks, at a set price on a future date. The Funds invest in financial futures contracts as a hedge against their existing portfolio securities, to manage the risk of changes in interest rates, equity prices, currency exchange rates or in anticipation of future purchases and sales of portfolio securities.

Upon entering into a futures contract, the Funds are required to deposit with a broker an amount (initial margin) equal to a percentage of the purchase price indicated by the futures contract. Subsequent deposits (variation margin) are received or paid each day by the Funds equal to the daily fluctuations in the market value of the contract. These amounts are recorded by the Funds as unrealized gains or losses. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Generally, futures contracts

--------------------------------------------------------------------------------

held by the Funds are closed prior to expiration.

A forward foreign currency exchange contract is an agreement to pay or receive specific amounts of a currency at a future date in exchange for another currency at an agreed upon exchange rate. The Funds, where authorized, may use forward foreign currency exchange contracts to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated portfolio securities. Contracts are recorded at market value and marked-to-market daily.

The risks associated with financial futures and forward foreign currency exchange contracts may arise from an imperfect correlation between the change in market value of the securities held by the Funds and the price of the contracts. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contracts.

Realized and unrealized gains or losses on financial futures and forward foreign currency exchange contracts are reflected in the accompanying financial statements. The amounts at risk under such futures and forward foreign currency exchange contracts may exceed the amounts reflected in the financial statements. The notional amounts (economic exposure) of these contracts are disclosed in the Portfolios of Investments and elsewhere in the Notes to Financial Statements. For federal income tax purposes, any futures and forward foreign currency exchange contracts which remain open at the end of the fiscal year are marked-to-market and the resultant net gain or loss is reported to shareholders as federal taxable income.

C. ILLIQUID AND RESTRICTED SECURITIES

Illiquid securities are securities that are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Funds to sell them promptly at an acceptable price. Restricted securities are those sold under Rule 144A of the Securities Act of 1933 (1933 Act) or are securities offered pursuant to Section 4(2) of the 1933 Act, and are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board. The Funds will not pay the costs of disposition of restricted securities other than ordinary brokerage fees, if any.

D. DELAYED DELIVERY TRANSACTIONS

The Funds may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of the securities purchased or sold are identified in the Funds' Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Funds are required to hold liquid assets as collateral with the Funds' custodian sufficient to cover the purchase price.

E. FEDERAL INCOME TAXES

Each Fund has met the requirements to be taxed as a regulated investment company for the fiscal year ended October 31, 1999, and intends to meet the requirements for the current year. As such, each Fund is relieved of federal income taxes by distributing all of its net taxable investment income and capital gains, if any, in compliance with the applicable provisions of the Internal Revenue Code
(Code). Furthermore, by distributing substantially all of its net taxable investment income and capital gains during the calendar year, each Fund will avoid federal excise taxes in accordance with the applicable provisions of the Code. Thus, the financial statements contain no provision for federal income taxes.

CAPITAL APPRECIATION FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

F. DISTRIBUTIONS

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, certain futures contracts, certain investments in foreign equity securities and repurchases of certain securities sold at a loss. In addition, distributions of realized gains from sales of securities held one year or less are taxable to shareholders at ordinary income tax rates rather than preferred capital gain tax rates in accordance with the applicable provisions of the Internal Revenue Code.

G. LINE OF CREDIT

Certain series of the Company (including Growth, International, Mid Cap, Small Company and Value Opportunity), certain portfolios of Aetna Variable Portfolios, Inc., Aetna Generation Portfolios, Inc., Aetna Balanced VP, Inc., Aetna Variable Fund, Aetna Income Shares and certain series of Aetna GET Fund, collectively Aetna Mutual Funds, have entered into a revolving credit facility, of up to $300,000,000, with a syndicate of banks led by Citibank, N.A. For its services as Agent, Citibank, N.A. received an agent fee of $200,000. In addition, the revolving credit facility requires the payment of an annual commitment fee of 0.09% based on the average daily unutilized amount of the credit facility. Each of the participating series will pay its pro rata share of both the agent fee and commitment fee. Generally, borrowings under the facility accrue interest at the Federal Funds Rate plus a specified margin. Repayments generally must be made within 30 days after the date of a revolving credit advance. The revolving credit facility became effective on November 30, 1999. No borrowings from the line of credit have been made as of April 30, 2000.

H. OTHER

Investment transactions are accounted for on the day following trade date, except same day settlements which are accounted for on the trade date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized, respectively, using an effective yield method over the life of the security. Dividend income and stock splits are recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined on an identified cost basis.

3. INVESTMENT ADVISORY, SHAREHOLDER SERVICES AND DISTRIBUTION FEES

Each Fund pays Aeltus an investment advisory fee expressed as a percentage of each Fund's average daily net assets. As each Fund's net assets exceed predetermined thresholds, lower advisory fees apply. Below are the Funds' annual investment advisory fee ranges and the effective annual rates before waivers as of April 30, 2000:

                                   FEE        EFFECTIVE
                                  RANGE         RATE
                                  -----       ---------
          Growth               0.70%-0.400%    0.70%
          International        0.85%-0.700%    0.85%
          Mid Cap              0.75%-0.600%    0.75%
          Small Company        0.85%-0.725%    0.85%
          Value Opportunity    0.70%-0.550%    0.70%
          Technology           1.05%-1.000%    1.05%

Aeltus has entered into a subadvisory agreement with EAM, effective March 1, 2000. Subject to such policies as the Board or Aeltus may determine, EAM manages Technology's assets in accordance with Technology's investment objective, policies, and limitations. The subadvisory agreement provides that Aeltus will pay EAM a subadvisory fee at an annual rate of 0.50% of

--------------------------------------------------------------------------------

Technology's average daily net assets. For the period March 1, 2000 through April 30, 2000, Aeltus paid EAM $6,724.

Aeltus had entered into a subadvisory agreement with Bradley, Foster & Sargent, Inc. (Bradley) for Value Opportunity. As sub-adviser, Bradley supervised the investment and reinvestment of equity securities. The subadvisory agreement provided that Aeltus pay Bradley a subadvisory fee at an annual rate of 0.15% of Value Opportunity's average daily net assets on the first $250 million and 0.10% of Value Opportunity's average daily net assets above $250 million. For the period November 1, 1999 through December 31, 1999, Aeltus paid Bradley $1,794. This agreement terminated on December 31, 1999.

Aeltus entered into a consulting agreement with Bradley for Value Opportunity under which Bradley agreed to provide assistance with shareholder communications, contribute to marketing efforts and provide other non-investment advisory services. For the period November 1, 1999 through December 31, 1999, Aeltus paid Bradley $46,000. This agreement terminated on December 31, 1999.

The Company and Aeltus have entered into an Administrative Services Agreement under which Aeltus acts as administrator and provides certain administrative and shareholder services and is responsible for the supervision of other service providers for each Fund. Each Fund pays Aeltus an administrative services fee at an annual rate of 0.10% of its average daily net assets.

Aeltus has entered into a Service Agreement with Aetna Life Insurance and Annuity Company (ALIAC) under which ALIAC will provide various administrative and shareholder services to certain Class I shareholders of the Funds that purchased their shares through ALIAC. In exchange for these services, Aeltus pays ALIAC a fee of up to 0.425% of the average daily net assets associated with those shares. For the period November 1, 1999 through April 30, 2000 Aeltus paid ALIAC $750,995.

The Company has adopted a Shareholder Services Plan for the Class B and Class C shares. Under the Shareholder Services Plan, ACI is paid a service fee at an annual rate of 0.25% of the average daily net assets of Class B and Class C shares. This fee is used as compensation for expenses incurred in servicing shareholders' accounts.

The Company has adopted a Distribution Plan pursuant to Rule 12b-1 under the Act for the Class A, Class B and Class C shares. The Distribution Plan provides for payments to ACI at an annual rate of 0.25% of the average daily net assets of Class A shares of each Fund and 0.75% of the average daily net assets of Class B and Class C shares of each Fund. Amounts paid by the Funds are used to pay expenses incurred by ACI in promoting the sale of Class A, Class B and Class C shares.

Presently, the Funds' class-specific expenses are limited to distribution fees incurred in connection with Class A, Class B and Class C shares and service fees incurred in connection with Class B and Class C shares.

4. REIMBURSEMENT AND WAIVER FROM INVESTMENT ADVISER

Aeltus is contractually obligated through December 31, 2000 to reimburse each Fund (except Growth) for some or all of its operating expenses or to waive fees in order to maintain a certain expense ratio. Reimbursement and waiver arrangements will increase a Fund's total return. Actual expenses for the period ended April 30, 2000 were at or below contractual limits. Actual expense ratios are included in the Financial Highlights.

CAPITAL APPRECIATION FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

5. PURCHASES AND SALES OF INVESTMENT SECURITIES

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2000 were:

                                           COST OF PURCHASES       PROCEEDS FROM SALES
                                           -----------------       -------------------
     Growth                                  $331,009,997             $295,841,092
     International                            153,396,678              113,849,970
     Mid Cap                                    7,919,710                9,624,803
     Small Company                            330,947,686              233,291,845
     Value Opportunity                          8,526,036                6,672,398
     Technology                                15,089,581                3,913,483

6. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

As of April 30, 2000, International had the following open forward foreign currency exchange contracts that obligate the Fund to deliver currencies at specified future dates. The net unrealized gain of $9,881 on these contracts, is included in the accompanying financial statements. The terms of the open contracts are as follows:


  EXCHANGE                           CONTRACTS
    DATE       TYPE      CURRENCY    TO RECEIVE/     IN EXCHANGE     CONTRACTS      UNREALIZED
INTERNATIONAL  ----      --------     DELIVER            FOR         AT VALUE      GAIN (LOSS)
-------------                        -----------     ------------    ----------     -----------
   5/18/00      Buy      HKD          1,305,000       $  167,336     $  167,518      $    182
   5/18/00      Buy      HKD          1,055,000          134,357        135,427         1,070
   5/18/00      Buy      HKD          1,440,000          183,678        184,848         1,170
   5/18/00      Sell     HKD          1,305,000          166,356        167,518        (1,162)
   5/18/00      Sell     HKD          1,055,000          134,487        135,427          (940)
   5/18/00      Sell     HKD          1,440,000          183,566        184,848        (1,282)
   5/30/00      Sell     JPY        145,735,695        1,332,867      1,355,655       (22,788)
   5/30/00      Sell     JPY        153,303,526        1,439,740      1,426,052        13,688
   7/17/00      Sell     JPY         93,770,200          899,906        879,963        19,943
                                                                                     --------
                                                                                     $  9,881
                                                                                     ========

--------------------------------------------------------------------------------

7. AUTHORIZED CAPITAL SHARES

The Company is authorized to issue a total of 14.8 billion shares. Of those 14.8 billion shares, all of the Funds, except International, have been allocated 100 million shares each of Class I, Class A, Class B and Class C; International has been allocated 200 million shares each of Class I, Class A, Class B and Class C. As of April 30, 2000, the following shares of the Funds were owned by ALIAC and its affiliates:

                              CLASS I    CLASS A    CLASS B     CLASS C
                              -------    -------    -------     -------
     Growth                  1,724,742        --         --          --
     International             874,235        --         --          --
     Mid Cap                   324,877    10,000      9,346       8,279
     Small Company           3,007,379        --         --          --
     Value Opportunity         292,794    10,000      8,865       8,891
     Technology                220,000    10,000     10,000      10,000

CAPITAL APPRECIATION FUNDS
ADDITIONAL INFORMATION
APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

FUND CLOSURE

On March 1, 2000, the Board of Directors considered and agreed to submit to shareholders a proposal by Aeltus to liquidate Aetna Mid Cap Fund. The Fund was closed to new direct investors on March 6, 2000 and to new retirement plan investors on May 15, 2000. If approved by shareholders at the July 28, 2000 meeting, the liquidation will occur on or about September 1, 2000.

CAPITAL APPRECIATION FUNDS
FINANCIAL HIGHLIGHTS
GROWTH
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                    SIX MONTH
                                                   PERIOD ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED
                                                  APRIL 30, 2000  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,   OCTOBER 31,
                    CLASS I                        (UNAUDITED)       1999         1998         1997         1996          1995
------------------------------------------------  --------------  -----------  -----------  -----------  -----------  -------------

Net asset value, beginning of period ...........   $  22.54       $  16.62      $  17.02     $ 14.36      $ 13.75       $ 10.78
                                                   --------       --------      --------     -------      -------       -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .........................      (0.01)         (0.01)[dag]    0.01[dag]   0.01[dag]    0.03[dag]     0.04[dag]
 Net realized and change in unrealized gain or
   loss on investments .........................       4.56           6.13          2.09        3.88         2.39          3.02
                                                   --------       --------      --------     -------      -------       -------
   Total income from investment
    operations .................................       4.55           6.12          2.10        3.89         2.42          3.06
                                                   --------       --------      --------     -------      -------       -------
LESS DISTRIBUTIONS:
 From net investment income ....................         --             --            --       (0.03)       (0.05)        (0.08)
 From net realized gains on investments ........      (3.08)         (0.20)        (2.50)      (1.20)       (1.76)        (0.01)
                                                   --------       --------      --------     -------      -------       -------
   Total distributions .........................      (3.08)         (0.20)        (2.50)      (1.23)       (1.81)        (0.09)
                                                   --------       --------      --------     -------      -------       -------
Net asset value, end of period .................   $  24.01       $  22.54      $  16.62     $ 17.02      $ 14.36       $ 13.75
                                                   ========       ========      ========     =======      =======       =======

Total return ...................................      21.88%         37.09%        14.78%      28.95%       19.82%        28.79%
Net assets, end of period (000's) ..............   $261,051       $206,238      $128,667     $82,186      $45,473       $36,936
Ratio of net investment expenses to average net
 assets.........................................       0.89%(1)       0.94%         1.00%       1.17%        1.28%         1.20%
Ratio of net investment income
 to average net assets .........................       0.01%(1)      (0.04)%        0.07%       0.08%        0.20%         0.36%
Ratio of expenses before reimbursement and
 waiver to average net assets ..................         --             --            --          --           --          1.30%
Portfolio turnover rate ........................      96.46%        142.28%       170.46%     141.07%      144.19%       171.75%


(1) Annualized.

[dag] Per share data calculated using weighted average number of shares outstanding throughout the period.

                                        See Notes to Financial Statements.    55

CAPITAL APPRECIATION FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
GROWTH
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:


                                                SIX MONTH
                                               PERIOD ENDED   YEAR ENDED    YEAR ENDED    YEAR ENDED     YEAR ENDED    YEAR ENDED
                                              APRIL 30, 2000  OCTOBER 31,   OCTOBER 31,   OCTOBER 31,    OCTOBER 31,   OCTOBER 31,
                  CLASS A                      (UNAUDITED)       1999          1998          1997           1996          1995
--------------------------------------------  --------------  -----------   -----------   -----------    -----------  -------------

Net asset value, beginning of period .......   $ 22.15         $ 16.37       $ 16.76       $ 14.17       $ 13.63       $ 10.74
                                               -------         -------       -------       -------       -------       -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .....................     (0.01)          (0.06)[dag]   (0.04)[dag]   (0.11)[dag]   (0.08)[dag]   (0.06)[dag]
 Net realized and change in unrealized gain
   or loss on investments ..................      4.44            6.04          2.05         3.84          2.38          3.00
                                               -------         -------       -------       -------       -------       -------
   Total income from investment operations .      4.43            5.98          2.01          3.73          2.30          2.94
                                               -------         -------       -------       -------       -------       -------
LESS DISTRIBUTIONS:
 From net investment income ................        --              --            --            --            --         (0.05)
 From net realized gains on investments ....     (3.04)          (0.20)        (2.40)        (1.14)        (1.76)           --
                                               -------         -------       -------       -------       -------       -------
   Total distributions .....................     (3.04)          (0.20)        (2.40)        (1.14)        (1.76)        (0.05)
                                               -------         -------       -------       -------       -------       -------
Net asset value, end of period .............   $ 23.54         $ 22.15       $ 16.37       $ 16.76       $ 14.17       $ 13.63
                                               =======         =======       =======       =======       =======       =======

Total return ...............................     21.71%          36.78%        14.34%        28.05%        18.97%        27.92%
Net assets, end of period (000's) ..........   $95,957         $57,329       $12,877       $ 8,647       $ 4,615       $ 1,727
Ratio of net investment expenses to average
 net assets ................................      1.14%(1)        1.19%         1.32%         1.92%         2.03%         2.03%
Ratio of net investment income to
 average net assets ........................     (0.24)%(1)      (0.29)%       (0.25)%       (0.67)%       (0.59)%       (0.47)%
Ratio of expenses before reimbursement and
 waiver to average net assets ..............        --              --            --            --            --          2.14%
Portfolio turnover rate ....................     96.46%         142.28%       170.46%       141.07%       144.19%       171.75%

(1) Annualized.

[dag] Per share data calculated using weighted average number of shares outstanding throughout the period.




56   See Notes to Financial Statements.

GROWTH
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                               PERIOD FROM
                                            SIX MONTH         MARCH 1, 1999
                                           PERIOD ENDED     (DATE OF INITIAL
                                          APRIL 30, 2000    PUBLIC OFFERING)
                CLASS B                    (UNAUDITED)     TO OCTOBER 31, 1999
----------------------------------------  --------------   -------------------

Net asset value, beginning of period ...   $22.40             $ 19.84
                                           ------             -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................    (0.01)              (0.15)[dag]
 Net realized and change in unrealized
   gain or loss on investments .........     4.42                2.71
                                           ------             -------
   Total income from investment
    operations..........................     4.41                2.56
                                           ------             -------
LESS DISTRIBUTIONS:
 From net realized gains on investments     (2.96)                 --
                                           ------             -------
   Total distributions .................    (2.96)                 --
                                           ------             -------
Net asset value, end of period .........   $23.85             $ 22.40
                                           ======             =======
Total return ...........................    21.26%              12.90%
Net assets, end of period (000's) ......   $4,642             $ 1,920
Ratio of net investment expenses to
 average net assets ....................     1.89%(1)            1.94%(1)
Ratio of net investment income to
 average net assets ....................    (0.99)%(1)          (1.04)%(1)
Portfolio turnover rate ................    96.46%             142.28%



(1) Annualized.

[dag] Per share data calculated using weighted average number of shares outstanding throughout the period.

                                        See Notes to Financial Statements.    57

CAPITAL APPRECIATION FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
GROWTH
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                               PERIOD FROM
                               SIX MONTH                      JUNE 30, 1998
                              PERIOD ENDED   YEAR ENDED     (DATE OF INITIAL
                             APRIL 30, 2000  OCTOBER 31,    PUBLIC OFFERING)
          CLASS C             (UNAUDITED)       1999       TO OCTOBER 31, 1998
---------------------------  --------------  -----------   -------------------

Net asset value, beginning
 of period ................     $22.25          $ 16.56         $ 17.86
                                ------          -------         -------
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income ....      (0.01)           (0.22)[dag]     (0.05)[dag]
 Net realized and change in
   unrealized gain or loss
   on investments..........       4.39             6.11           (1.25)
                                 ------          -------         -------
   Total income from
    investment operations .       4.38             5.89           (1.30)
                                ------          -------         -------
LESS DISTRIBUTIONS:
 From net realized gains on
  investments..............      (2.94)           (0.20)             --
                                ------          -------         -------
   Total distributions ....      (2.94)           (0.20)             --
                                ------          -------         -------
Net asset value, end of
 period....................     $23.69          $ 22.25         $ 16.56
                                ======          =======         =======

Total return ..............      21.30%           35.80%          (7.28)%
Net assets, end of period
 (000's)...................     $2,927          $ 1,446         $   356
Ratio of net investment
 expenses to average net
 assets....................       1.89%(1)         1.94%           1.99%(1)
Ratio of net investment
 income to average net
 assets....................      (0.99)%(1)       (1.04)%         (0.92)%(1)
Portfolio turnover rate ...      96.46%          142.28%         170.46%




(1) Annualized.

[dag] Per share data calculated using weighted average number of shares outstanding throughout the period.






58   See Notes to Financial Statements.

INTERNATIONAL
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                SIX MONTH
                                               PERIOD ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED
                                              APRIL 30, 2000  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,   OCTOBER 31,
                  CLASS I                      (UNAUDITED)       1999         1998         1997         1996          1995
--------------------------------------------  --------------  -----------  -----------  -----------  -----------  -------------

Net asset value, beginning of period .......    $ 13.78         $ 11.87      $ 13.65      $ 11.79      $ 10.62       $ 11.56
                                                -------         -------      -------      -------      -------       -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .....................      (0.04)           0.01[dag]    0.02[dag]    0.02[dag]    0.03[dag]     0.11[dag]
 Net realized and change in unrealized gain
  or loss on investments ...................       4.17            3.09         1.06         2.89         1.59         (0.09)
                                                -------         -------      -------      -------      -------       -------
   Total income from investment operations .       4.13            3.10         1.08         2.91         1.62          0.02
                                                -------         -------      -------      -------      -------       -------
LESS DISTRIBUTIONS:
 From net investment income ................         --           (0.59)       (0.40)       (0.16)       (0.19)        (0.40)
 From net realized gains on investments ....      (1.59)          (0.60)       (2.46)       (0.89)       (0.26)        (0.56)
                                                -------         -------      -------      -------      -------       -------
   Total distributions .....................      (1.59)          (1.19)       (2.86)       (1.05)       (0.45)        (0.96)
                                                -------         -------      -------      -------      -------       -------
Net asset value, end of period .............    $ 16.32         $ 13.78      $ 11.87      $ 13.65      $ 11.79       $ 10.62
                                                =======         =======      =======      =======      =======       =======

Total return ...............................      31.28%          28.10%       10.22%       26.02%       15.61%        (0.04)%
Net assets, end of period (000's) ..........    $66,892         $42,605      $34,556      $56,369      $45,786       $25,102
Ratio of net investment expenses to average
 net assets ................................       1.25%(1)        1.35%        1.48%        1.72%        2.17%         1.37%
Ratio of net investment income to average
 net assets ................................      (0.27)%(1)       0.09%        0.15%        0.18%        0.40%         1.02%
Ratio of expenses before reimbursement and
 waiver to average net assets ..............       1.29%(1)        1.53%        1.67%          --           --          1.50%
Portfolio turnover rate ....................      92.06%         175.71%      152.73%      194.41%      135.92%        32.91%



(1) Annualized.

[dag] Per share data calculated using weighted average number of shares outstanding throughout the period.

                                        See Notes to Financial Statements.    59

CAPITAL APPRECIATION FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
INTERNATIONAL
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                SIX MONTH
                                               PERIOD ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED
                                              APRIL 30, 2000  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,   OCTOBER 31,
                  CLASS A                      (UNAUDITED)       1999         1998         1997         1996          1995
--------------------------------------------  --------------  -----------  -----------  -----------  -----------  -------------

Net asset value, beginning of period .......    $ 13.74         $ 11.83      $ 13.57      $ 11.77      $ 10.59       $ 11.51
                                                -------         -------      -------      -------      -------       -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .....................      (0.03)          (0.02)[dag]  (0.02)[dag]  (0.07)[dag]  (0.05)[dag]    0.03[dag]
 Net realized and change in unrealized gain
   or loss on investments ..................       4.13            3.08         1.05         2.88         1.57         (0.20)
                                                -------         -------      -------      -------      -------       -------
   Total income from investment operations .       4.10            3.06         1.03         2.81         1.52         (0.17)
                                                -------         -------      -------      -------      -------       -------
LESS DISTRIBUTIONS:
 From net investment income ................         --           (0.55)       (0.31)       (0.12)       (0.08)        (0.27)
 From net realized gains on investments ....      (1.57)          (0.60)       (2.46)       (0.89)       (0.26)        (0.48)
                                                -------         -------      -------      -------      -------       -------
   Total distributions .....................      (1.57)          (1.15)       (2.77)       (1.01)       (0.34)        (0.75)
                                                -------         -------      -------      -------      -------       -------
Net asset value, end of period .............    $ 16.27         $ 13.74      $ 11.83      $ 13.57      $ 11.77       $ 10.59
                                                =======         =======      =======      =======      =======       =======

Total return ...............................      31.12%          27.76%        9.76%       25.07%       14.67%        (0.81)%
Net assets, end of period (000's) ..........    $73,187         $35,098      $15,078      $19,063      $22,893       $26,464
Ratio of net investment expenses to average
 net assets ................................       1.50%(1)        1.60%        1.82%        2.47%        2.94%         2.12%
Ratio of net investment income to average
 net assets ................................      (0.52)%(1)      (0.16)%      (0.19)%      (0.57)%      (0.42)%        0.27%
Ratio of expenses before reimbursement and
 waiver to average net assets ..............       1.54%(1)        1.78%        2.01%          --           --          2.25%
Portfolio turnover rate ....................      92.06%         175.71%      152.73%      194.41%      135.92%        32.91%



(1) Annualized.

[dag] Per share data calculated using weighted average number of shares outstanding throughout the period.



60 See Notes to Financial Statements.

INTERNATIONAL
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:


                                                               PERIOD FROM
                                            SIX MONTH         MARCH 1, 1999
                                           PERIOD ENDED     (DATE OF INITIAL
                                          APRIL 30, 2000    PUBLIC OFFERING)
                CLASS B                    (UNAUDITED)     TO OCTOBER 31, 1999
----------------------------------------  --------------   -------------------

Net asset value, beginning of period ...   $13.69             $ 11.70
                                           ------             -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................    (0.02)              (0.08)[dag]
 Net realized and change in unrealized
   gain or loss on investments .........     4.07                2.07
                                           ------             -------
   Total income from investment
    operations..........................     4.05                1.99
                                           ------             -------
LESS DISTRIBUTIONS:
 From net realized gains on investments     (1.51)                 --
                                           ------             -------
   Total distributions .................    (1.51)                 --
                                           ------             -------
Net asset value, end of period .........   $16.23             $ 13.69
                                           ======             =======

Total return ...........................    30.79%              17.01%
Net assets, end of period (000's) ......   $1,056             $   225
Ratio of net investment expenses to
 average net assets ....................     2.25%(1)            2.35%(1)
Ratio of net investment income to
 average net assets ....................    (1.27)%(1)          (0.91)%(1)
Ratio of expenses before reimbursement
 and waiver to average net assets ......     2.29%(1)            2.53%(1)
Portfolio turnover rate ................    92.06%             175.71%



(1) Annualized.

[dag] Per share data calculated using weighted average number of shares outstanding throughout the period.

                                        See Notes to Financial Statements.    61

CAPITAL APPRECIATION FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
INTERNATIONAL
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                               PERIOD FROM
                               SIX MONTH                      JUNE 30, 1998
                              PERIOD ENDED   YEAR ENDED     (DATE OF INITIAL
                             APRIL 30, 2000  OCTOBER 31,    PUBLIC OFFERING)
          CLASS C             (UNAUDITED)       1999       TO OCTOBER 31, 1998
---------------------------  --------------  -----------   -------------------

Net asset value, beginning
 of period ................     $13.68          $ 11.85         $ 13.29
                                ------          -------         -------
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income ....      (0.02)           (0.12)[dag]     (0.03)[dag]
 Net realized and change in
   unrealized gain or loss
   on investments..........       4.04             3.10           (1.41)
                                ------          -------         -------
   Total income from
    investment operations .       4.02             2.98           (1.44)
                                ------          -------         -------
LESS DISTRIBUTIONS:
 From net investment income         --            (0.55)             --
 From net realized gains on
   investments.............      (1.51)           (0.60)             --
                                ------          -------         -------
   Total distributions ....      (1.51)           (1.15)             --
                                ------          -------         -------
Net asset value, end of
 period....................     $16.19          $ 13.68         $ 11.85
                                ======          =======         =======

Total return ..............      30.57%           27.01%         (10.84)%
Net assets, end of period
 (000's)...................     $7,160          $ 1,359         $   156
Ratio of net investment
 expenses to average net
 assets....................       2.25%(1)         2.35%           2.36%(1)
Ratio of net investment
 income to average net
 assets....................      (1.27)%(1)       (0.91)%         (0.73)%(1)
Ratio of expenses before
 reimbursement and waiver
 to average net assets ....       2.29%(1)         2.53%           2.55%(1)
Portfolio turnover rate ...      92.06%          175.71%         152.73%


(1) Annualized.

[dag] Per share data calculated using weighted average number of shares outstanding throughout the period.

62   See Notes to Financial Statements.

MID CAP
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                               PERIOD FROM
                               SIX MONTH                    FEBRUARY 4, 1998
                              PERIOD ENDED   YEAR ENDED     (COMMENCEMENT OF
                             APRIL 30, 2000  OCTOBER 31,       OPERATIONS)
          CLASS I             (UNAUDITED)       1999       TO OCTOBER 31, 1998
---------------------------  --------------  -----------   -------------------

Net asset value, beginning
 of period ................     $ 11.50         $  9.29         $ 10.00
                                -------         -------         -------
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income ....       (0.03)             --[dag]      (0.02)[dag]
 Net realized and change in
   unrealized gain or loss
   on investments...........       3.25            2.21           (0.69)
                                -------         -------         -------
   Total income from
    investment operations .        3.22            2.21           (0.71)
                                -------         -------         -------
LESS DISTRIBUTIONS
From net investment income.       (0.01)             --              --
From net realized gains on
 investments...............       (0.73)             --              --
                                -------         -------         -------
   Total distributions ....       (0.74)             --              --
                                -------         -------         -------
Net asset value, end of
 period....................     $ 13.98         $ 11.50         $  9.29
                                =======         =======         =======

Total return ..............       29.80%          23.79%          (7.10)%
Net assets, end of period
 (000's)...................     $ 4,652         $ 5,184         $ 4,503
Ratio of net investment
 expenses to average net
 assets....................        1.15%(1)        1.15%           1.15%(1)
Ratio of net investment
 income to average net
 assets....................       (0.23)%(1)       0.01%          (0.21)%(1)
Ratio of expenses before
 reimbursement and waiver
 to average net assets ....        2.11%(1)        2.72%           3.59%(1)
Portfolio turnover rate ...      141.93%         176.30%         113.99%




(1) Annualized.

[dag] Per share data calculated using weighted average number of shares outstanding throughout the period.

                                        See Notes to Financial Statements.    63

CAPITAL APPRECIATION FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
MID CAP
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                               PERIOD FROM
                               SIX MONTH                    FEBRUARY 4, 1998
                              PERIOD ENDED   YEAR ENDED     (COMMENCEMENT OF
                             APRIL 30, 2000  OCTOBER 31,       OPERATIONS)
          CLASS A             (UNAUDITED)       1999       TO OCTOBER 31, 1998
---------------------------  --------------  -----------   -------------------

Net asset value, beginning
 of period ................     $ 11.45         $  9.28         $ 10.00
                                -------         -------         -------
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income ....       (0.04)          (0.03)[dag]     (0.04)[dag]
 Net realized and change in
   unrealized gain or loss
   oninvestments............       3.23            2.20           (0.68)
                                -------         -------         -------
   Total income from
    investment operations .        3.19            2.17           (0.72)
                                -------         -------         -------

LESS DISTRIBUTIONS
From net realized gains on
 investments...............       (0.72)             --              --
                                -------         -------         -------
   Total distributions ....       (0.72)             --              --
                                -------         -------         -------
Net asset value, end of
 period....................     $ 13.92         $ 11.45         $  9.28
                                =======         =======         =======

Total return ..............       29.60%          23.38%          (7.20)%
Net assets, end of period
 (000's)...................     $   713         $   688         $   115
Ratio of net investment
 expenses to average net
 assets....................        1.40%(1)        1.40%           1.40%(1)
Ratio of net investment
 income to average net
 assets....................       (0.48)%(1)      (0.24)%         (0.46)%(1)
Ratio of expenses before
 reimbursement and waiver
 to average net assets ....        2.36%(1)        2.97%           3.84%(1)
Portfolio turnover rate ...      141.93%         176.30%         113.99%




(1) Annualized.

[dag] Per share data calculated using weighted average number of shares outstanding throughout the period.

64   See Notes to Financial Statements.

MID CAP
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                               PERIOD FROM
                                            SIX MONTH         MARCH 1, 1999
                                           PERIOD ENDED     (DATE OF INITIAL
                                          APRIL 30, 2000    PUBLIC OFFERING)
                CLASS B                    (UNAUDITED)     TO OCTOBER 31, 1999
----------------------------------------  --------------   -------------------

Net asset value, beginning of period ...   $ 11.42            $ 10.70
                                           -------            -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................     (0.03)             (0.08)[dag]
 Net realized and change in unrealized
  gain or loss on investments ..........      3.18               0.80
                                           -------            -------
   Total income from investment
    operations..........................      3.15               0.72
                                           -------            -------
LESS DISTRIBUTIONS
From net realized gains on investments..     (0.65)                --
                                           -------            -------
   Total distributions .................     (0.65)                --
                                           -------            -------
Net asset value, end of period .........   $ 13.92            $ 11.42
                                           =======            =======

Total return ...........................     29.15%              6.73%
Net assets, end of period (000's) ......   $   158            $   112
Ratio of net investment expenses to
 average net assets ....................      2.15%(1)           2.15%(1)
Ratio of net investment income to
 average net assets ....................     (1.23)%(1)         (0.99)%(1)
Ratio of expenses before reimbursement
 and waiver to average net assets ......      3.11%(1)           3.72%(1)
Portfolio turnover rate ................    141.93%            176.30%



(1) Annualized.

[dag] Per share data calculated using weighted average number of shares outstanding throughout the period.

                                        See Notes to Financial Statements.    65

CAPITAL APPRECIATION FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
MID CAP
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                                 PERIOD FROM
                               SIX MONTH                        JUNE 30, 1998
                              PERIOD ENDED     YEAR ENDED     (DATE OF INITIAL
                             APRIL 30, 2000    OCTOBER 31,    PUBLIC OFFERING)
          CLASS C             (UNAUDITED)         1999       TO OCTOBER 31, 1998
---------------------------  --------------    -----------   -------------------

Net asset value, beginning
 of period ................     $ 11.35           $  9.26         $ 11.12
                                -------           -------         -------
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income ....       (0.03)            (0.11)[dag]     (0.04)[dag]
 Net realized and change in
   unrealized gain or loss
   on investments ..........       3.16              2.20           (1.82)
                                -------           -------         -------
   Total income from
    investment operations .        3.13              2.09           (1.86)
                                -------           -------         -------
LESS DISTRIBUTIONS
From net realized gains on
 investments...............       (0.62)               --              --
                                -------           -------         -------
   Total distributions ....       (0.62)               --              --
                                -------           -------         -------
Net asset value, end of
 period....................     $ 13.86           $ 11.35         $  9.26
                                =======           =======         =======

Total return ..............       29.10%            22.57%         (16.73)%
Net assets, end of period
 (000's)...................     $   167           $   133         $    83
Ratio of net investment
 expenses to average net
 assets....................        2.15%(1)          2.15%           2.15%(1)
Ratio of net investment
 income to average net
 assets....................       (1.23)%(1)        (0.99)%         (1.21)%(1)
Ratio of expenses before
 reimbursement and waiver
 to average net assets ....        3.11%(1)          3.72%           4.59%(1)
Portfolio turnover rate ...      141.93%           176.30%         113.99%




(1) Annualized.

[dag] Per share data calculated using weighted average number of shares outstanding throughout the period.



66   See Notes to Financial Statements.

SMALL COMPANY
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                SIX MONTH
                                               PERIOD ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED
                                              APRIL 30, 2000  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,   OCTOBER 31,
                  CLASS I                      (UNAUDITED)       1999         1998         1997         1996          1995
--------------------------------------------  --------------  -----------  -----------  -----------  -----------  -------------

Net asset value, beginning of period .......   $  12.46        $ 10.43      $ 15.55      $ 14.67      $ 13.52       $ 10.39
                                               --------        -------      -------      -------      -------       -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .....................       0.02           0.05[dag]    0.09[dag]   (0.06)[dag]  (0.08)[dag]      -- [dag]
 Net realized and change in unrealized gain
   or loss on investments ..................       4.52           2.08        (0.90)        4.45         2.64          3.15
                                               --------        -------      -------      -------      -------       -------
   Total income from investment operations .       4.54           2.13        (0.81)        4.39         2.56          3.15
                                               --------        -------      -------      -------      -------       -------
LESS DISTRIBUTIONS:
 From net investment income ................      (0.04)         (0.04)          --           --           --         (0.02)
 From net realized gains on investments ....      (0.94)         (0.06)       (4.31)       (3.51)       (1.41)           --
                                               --------        -------      -------      -------      -------       -------
   Total distributions .....................      (0.98)         (0.10)       (4.31)       (3.51)       (1.41)        (0.02)
                                               --------        -------      -------      -------      -------       -------
Net asset value, end of period .............   $  16.02        $ 12.46      $ 10.43      $ 15.55      $ 14.67       $ 13.52
                                               ========        =======      =======      =======      =======       =======

Total return ...............................      38.36%         20.54%       (7.47)%      37.80%       19.78%        30.39%
Net assets, end of period (000's) ..........   $177,864        $51,423      $29,543      $22,661      $32,125       $33,511
Ratio of net investment expenses to average
 net assets ................................       1.12%(1)       1.23%        1.32%        1.58%        1.44%         1.41%
Ratio of net investment income to average
 net assets ................................       0.27%(1)       0.43%        0.46%       (0.42)%      (0.53)%       (0.01)%
Ratio of expenses before reimbursement and
 waiver to average net assets ..............         --           1.25%        1.43%          --           --          1.49%
Portfolio turnover rate ....................     175.73%        231.94%      211.87%      150.43%      163.21%       156.43%



(1) Annualized.

[dag] Per share data calculated using weighted average number of shares outstanding throughout the period.

                                        See Notes to Financial Statements.    67

CAPITAL APPRECIATION FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
SMALL COMPANY
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                SIX MONTH
                                               PERIOD ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED
                                              APRIL 30, 2000  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,   OCTOBER 31,
                  CLASS A                      (UNAUDITED)       1999         1998         1997         1996          1995
--------------------------------------------  --------------  -----------  -----------  -----------  -----------  -------------

Net asset value, beginning of period .......   $ 12.11         $ 10.15      $ 15.20      $ 14.42      $ 13.39       $ 10.35
                                               -------         -------      -------      -------      -------       -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .....................        --            0.02[dag]    0.01[dag]   (0.16)[dag]  (0.18)[dag]   (0.11)[dag]
 Net realized and change in unrealized gain
   or loss on investments ..................      4.40            2.02        (0.84)        4.36         2.62          3.15
                                               -------         -------      -------      -------      -------       -------
   Total income from investment operations .      4.40            2.04        (0.83)        4.20         2.44          3.04
                                               -------         -------      -------      -------      -------       -------
LESS DISTRIBUTIONS:
 From net investment income ................     (0.01)          (0.02)          --           --           --            --
 From net realized gains on investments ....     (0.94)          (0.06)       (4.22)       (3.42)       (1.41)           --
                                               -------         -------      -------      -------      -------       -------
   Total distributions .....................     (0.95)          (0.08)       (4.22)       (3.42)       (1.41)           --
                                               -------         -------      -------      -------      -------       -------
Net asset value, end of period .............   $ 15.56         $ 12.11      $ 10.15      $ 15.20      $ 14.42       $ 13.39
                                               =======         =======      =======      =======      =======       =======

Total return ...............................     38.31%          20.16%       (7.77)%      36.73%       19.02%        29.44%
Net assets, end of period (000's) ..........   $38,247         $16,269      $ 9,089      $ 7,077      $ 3,884       $ 1,285
Ratio of net investment expenses to average
 net assets ................................      1.37%(1)        1.48%        1.63%        2.33%        2.20%         2.23%
Ratio of net investment income to average
 net assets ................................      0.03%(1)        0.18%        0.15%       (1.17)%      (1.26)%       (0.89)%
Ratio of expenses before reimbursement and
 waiver to average net assets ..............        --            1.50%        1.74%          --           --          2.30%
Portfolio turnover rate ....................    175.73%         231.94%      211.87%      150.43%      163.21%       156.43%



(1) Annualized.

[dag] Per share data calculated using weighted average number of shares outstanding throughout the period.

68   See Notes to Financial Statements.

SMALL COMPANY
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                               PERIOD FROM
                                             SIX MONTH         MARCH 1, 1999
                                            PERIOD ENDED     (DATE OF INITIAL
                                           APRIL 30, 2000    PUBLIC OFFERING)
                CLASS B                     (UNAUDITED)     TO OCTOBER 31, 1999
----------------------------------------  --------------   -------------------

Net asset value, beginning of period ...      $ 12.37            $ 10.69
                                              -------            -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................           --              (0.05)[dag]
 Net realized and change in unrealized
   gain or loss on investments .........         4.45               1.73
                                              -------            -------
   Total income from investment
    operations..........................         4.45               1.68
                                              -------            -------
LESS DISTRIBUTIONS:
 From net realized gains on investments         (0.87)                --
                                              -------            -------
   Total distributions .................        (0.87)                --
                                              -------            -------
Net asset value, end of period .........      $ 15.95            $ 12.37
                                              =======            =======

Total return ...........................        37.68%             15.72%
Net assets, end of period (000's) ......      $   796            $   129
Ratio of net investment expenses to
 average net assets ....................         2.12% (1)          2.23% (1)
Ratio of net investment income to
 average net assets ....................        (0.73)%(1)         (0.57)%(1)
Ratio of expenses before reimbursement
 and waiver to average net assets ......           --               2.25% (1)
Portfolio turnover rate ................       175.73%            231.94%



(1) Annualized.

[dag] Per share data calculated using weighted average number of shares outstanding throughout the period.

                                        See Notes to Financial Statements.    69

CAPITAL APPRECIATION FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
SMALL COMPANY
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                               PERIOD FROM
                                SIX MONTH                      JUNE 30, 1998
                               PERIOD ENDED   YEAR ENDED     (DATE OF INITIAL
                              APRIL 30, 2000  OCTOBER 31,    PUBLIC OFFERING)
          CLASS C              (UNAUDITED)       1999       TO OCTOBER 31, 1998
---------------------------   --------------  -----------   -------------------

Net asset value, beginning
 of period ................    $ 12.32         $ 10.39         $ 12.11
                               -------         -------         -------
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income ....       0.01           (0.07)[dag]     (0.02)[dag]
 Net realized and change in
   unrealized gain or loss
   on investments..........       4.42            2.07           (1.70)
                               -------         -------         -------
   Total income from
    investment operations .       4.43            2.00           (1.72)
                               -------         -------         -------
LESS DISTRIBUTIONS:
 From net investment income         --           (0.01)             --
 From net realized gains on
   investments.............      (0.89)          (0.06)             --
                               -------         -------         -------
   Total distributions ....      (0.89)          (0.07)             --
                               -------         -------         -------
Net asset value, end of
 period....................    $ 15.86         $ 12.32         $ 10.39
                               =======         =======         =======

Total return ..............      37.65%          19.33%         (14.21)%
Net assets, end of period
 (000's)...................    $ 6,216         $ 1,893         $ 1,118
Ratio of net investment
 expenses to average net
 assets....................       2.12% (1)       2.23%           2.30% (1)
Ratio of net investment
 income to average net
 assets....................      (0.73)%(1)      (0.57)%         (0.52)%(1)
Ratio of expenses before
 reimbursement and waiver
 to average net assets ....         --            2.25%           2.41% (1)
Portfolio turnover rate ...     175.73%         231.94%         211.87%




(1) Annualized.

[dag] Per share data calculated using weighted average number of shares outstanding throughout the period.

70 See Notes to Financial Statements.

VALUE OPPORTUNITY
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                               PERIOD FROM
                               SIX MONTH                    FEBRUARY 2, 1998
                              PERIOD ENDED   YEAR ENDED       (COMMENCEMENT
                             APRIL 30, 2000  OCTOBER 31,     OF OPERATIONS)
          CLASS I             (UNAUDITED)       1999       TO OCTOBER 31, 1998
---------------------------  --------------  -----------   -------------------

Net asset value, beginning
 of period ................    $13.24         $  9.99          $ 10.00
                               ------         -------          -------
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income ....      0.02            0.03[dag]        0.03[dag]
 Net realized and change in
   unrealized gain or loss
   on investments..........      0.90            3.25            (0.04)
                               ------         -------          -------
   Total income from
    investment operations .      0.92            3.28            (0.01)
                               ------         -------          -------
LESS DISTRIBUTIONS:
 From net investment income     (0.04)          (0.03)              --
 From net realized gains
   on investments..........     (0.85)             --               --
                               ------         -------          -------
   Total distributions ....     (0.89)          (0.03)              --
                               ------         -------          -------
Net asset value, end of
 period....................    $13.27         $ 13.24          $  9.99
                               ======         =======          =======

Total return ..............      7.18%          32.88%           (0.10)%
Net assets, end of period
 (000's)...................    $4,082         $ 5,455          $ 4,625
Ratio of net investment
 expenses to average net
 assets....................      1.10%(1)        1.10%            1.10%(1)
Ratio of net investment
 income to average net
 assets....................      0.30%(1)        0.23%            0.37%(1)
Ratio of expenses before
 reimbursement and waiver
 to average net assets ....      1.75%(1)        2.52%            3.41%(1)
Portfolio turnover rate ...     94.90%         124.83%          132.45%




(1) Annualized.

[dag] Per share data calculated using weighted average number of shares outstanding throughout the period.

                                        See Notes to Financial Statements.    71

CAPITAL APPRECIATION FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
VALUE OPPORTUNITY
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                               PERIOD FROM
                               SIX MONTH                    FEBRUARY 2, 1998
                              PERIOD ENDED   YEAR ENDED     (COMMENCEMENT OF
                             APRIL 30, 2000  OCTOBER 31,       OPERATIONS)
          CLASS A             (UNAUDITED)       1999       TO OCTOBER 31, 1998
---------------------------  --------------  -----------   -------------------

Net asset value, beginning
 of period ................     $13.20         $  9.97          $ 10.00
                                ------         -------          -------
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income ....         --              --[dag]        0.01[dag]
 Net realized and change in
   unrealized gain or loss
   on investments...........      0.91            3.25            (0.04)
                                ------         -------          -------
   Total income from
    investment operations .       0.91            3.25            (0.03)
                                ------         -------          -------
LESS DISTRIBUTIONS:
 From net investment income      (0.01)          (0.02)              --
 From net realized gains on
   investments.............      (0.85)             --               --
                                ------         -------          -------
   Total distributions ....      (0.86)          (0.02)              --
                                ------         -------          -------
Net asset value, end of
 period....................     $13.25         $ 13.20          $  9.97
                                ======         =======          =======

Total return ..............       7.14%          32.57%           (0.30)%
Net assets, end of period
 (000's)...................     $5,129         $ 1,139          $   464
Ratio of net investment
 expenses to average net
 assets....................       1.35%(1)        1.35%            1.35%(1)
Ratio of net investment
 income to average net
 assets....................       0.05%(1)       (0.02)%           0.12%(1)
Ratio of expenses before
 reimbursement and waiver
 to average net assets ....       2.00%(1)        2.77%            3.66%(1)
Portfolio turnover rate ...      94.90%         124.83%          132.45%




(1) Annualized.

[dag] Per share data calculated using weighted average number of shares outstanding throughout the period.




72   See Notes to Financial Statements.

VALUE OPPORTUNITY
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                               PERIOD FROM
                                            SIX MONTH         MARCH 1, 1999
                                           PERIOD ENDED     (DATE OF INITIAL
                                          APRIL 30, 2000    PUBLIC OFFERING)
                CLASS B                    (UNAUDITED)     TO OCTOBER 31, 1999
----------------------------------------  --------------   -------------------

Net asset value, beginning of period ...   $13.14             $ 11.28
                                           ------             -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................    (0.01)              (0.06)[dag]
 Net realized and change in unrealized
  gain or loss on investments ..........     0.86                1.92
                                           ------             -------
   Total income from investment
    operations..........................     0.85                1.86
                                           ------             -------
LESS DISTRIBUTIONS:
 From net realized gains on investments     (0.80)                 --
                                           ------             -------
   Total distributions .................    (0.80)                 --
                                           ------             -------
Net asset value, end of period .........   $13.19             $ 13.14
                                           ======             =======

Total return ...........................     6.69%              16.49%
Net assets, end of period (000's) ......   $  220             $   188
Ratio of net investment expenses to
 average net assets ....................     2.10%(1)            2.10%(1)
Ratio of net investment income to
 average net assets ....................    (0.70)%(1)          (0.77)%(1)
Ratio of expenses before reimbursement
 and waiver to average net assets ......     2.75%(1)            3.52%(1)
Portfolio turnover rate ................    94.90%             124.83%



(1) Annualized.

[dag] Per share data calculated using weighted average number of shares outstanding throughout the period.

                                        See Notes to Financial Statements.    73

CAPITAL APPRECIATION FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
VALUE OPPORTUNITY
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                               PERIOD FROM
                               SIX MONTH                      JUNE 30, 1998
                              PERIOD ENDED   YEAR ENDED     (DATE OF INITIAL
                             APRIL 30, 2000  OCTOBER 31,    PUBLIC OFFERING)
          CLASS C             (UNAUDITED)       1999       TO OCTOBER 31, 1998
---------------------------  --------------  -----------   -------------------

Net asset value, beginning
 of period ................   $13.09          $  9.95         $ 11.04
                              ------          -------         -------
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income ....    (0.01)           (0.09)[dag]     (0.02)[dag]
 Net realized and change in
   unrealized gain or loss
   on investments..........     0.87             3.23           (1.07)
                              ------          -------         -------
   Total income from
    investment operations .     0.86             3.14           (1.09)
                              ------          -------         -------
LESS DISTRIBUTIONS:
 From net realized gains on
   investments.............    (0.80)              --              --
                              ------          -------         -------
   Total distributions ....    (0.80)              --              --
                              ------          -------         -------
Net asset value, end of
 period....................   $13.15          $ 13.09         $  9.95
                              ======          =======         =======

Total return ..............     6.74%           31.56%          (9.88)%
Net assets, end of period
 (000's)...................   $  416          $   315         $    95
Ratio of net investment
 expenses to average net
 assets....................     2.10%(1)         2.10%           2.10%(1)
Ratio of net investment
 income to average net
 assets....................    (0.70)%(1)       (0.77)%         (0.63)%(1)
Ratio of expenses before
 reimbursement and waiver
 to average net assets ....     2.75%(1)         3.52%           4.41%(1)
Portfolio turnover rate ...    94.90%          124.83%         132.45%




(1) Annualized.

[dag] Per share data calculated using weighted average number of shares outstanding throughout the period.

74   See Notes to Financial Statements.

TECHNOLOGY
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:


                                                                PERIOD FROM
                                                               MARCH 1, 2000
                                                             (COMMENCEMENT OF
                                                                OPERATIONS)
                                                             TO APRIL 30, 2000
                         CLASS I                                (UNAUDITED)
----------------------------------------------------------   -----------------

Net asset value, beginning of period .....................      $10.00
                                                                ------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................       (0.02)
 Net realized and change in unrealized gain or loss on
   investments............................................        0.75
                                                                ------
   Total income from investment operations ...............        0.73
                                                                ------
Net asset value, end of period ...........................      $10.73
                                                                ======

Total return .............................................        7.30%
Net assets, end of period (000's) ........................      $4,013
Ratio of net investment expenses to average net assets ...        1.50%(1)
Ratio of net investment income to average net assets .....       (0.73)%(1)
Ratio of expenses before reimbursement and waiver to
 average net assets ......................................        3.35%(1)
Portfolio turnover rate ..................................       40.95%



(1) Annualized.



                                       See Notes to Financial Statements.     75

CAPITAL APPRECIATION FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
TECHNOLOGY
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                                PERIOD FROM
                                                               MARCH 1, 2000
                                                             (COMMENCEMENT OF
                                                                OPERATIONS)
                                                             TO APRIL 30, 2000
                         CLASS A                                (UNAUDITED)
----------------------------------------------------------   -----------------

Net asset value, beginning of period .....................      $10.00
                                                                ------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................       (0.01)
 Net realized and change in unrealized gain or loss on
   investments............................................        0.73
                                                                ------
   Total income from investment operations ...............        0.72
                                                                ------
Net asset value, end of period ...........................      $10.72
                                                                ======

Total return .............................................        7.20%
Net assets, end of period (000's) ........................      $4,075
Ratio of net investment expenses to average net assets ...        1.75%(1)
Ratio of net investment income to average net assets .....       (0.98)%(1)
Ratio of expenses before reimbursement and waiver to
 average net assets ......................................        3.60%(1)
Portfolio turnover rate ..................................       40.95%



(1) Annualized.



76   See Notes to Financial Statements.

TECHNOLOGY
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                                PERIOD FROM
                                                               MARCH 1, 2000
                                                             (COMMENCEMENT OF
                                                                OPERATIONS)
                                                             TO APRIL 30, 2000
                         CLASS B                                (UNAUDITED)
----------------------------------------------------------   -----------------

Net asset value, beginning of period .....................      $10.00
                                                                ------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................       (0.01)
 Net realized and change in unrealized gain or loss on
  investments............................................         0.72
                                                                ------
   Total income from investment operations ...............        0.71
                                                                ------
Net asset value, end of period ...........................      $10.71
                                                                ======

Total return .............................................        7.10%
Net assets, end of period (000's) ........................      $1,985
Ratio of net investment expenses to average net assets ...        2.50%(1)
Ratio of net investment income to average net assets .....       (1.73)%(1)
Ratio of expenses before reimbursement and waiver to
 average net assets ......................................        4.35%(1)
Portfolio turnover rate ..................................       40.95%



(1) Annualized.



                                        See Notes to Financial Statements.    77

CAPITAL APPRECIATION FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
TECHNOLOGY
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                                PERIOD FROM
                                                               MARCH 1, 2000
                                                             (COMMENCEMENT OF
                                                                OPERATIONS)
                                                             TO APRIL 30, 2000
                         CLASS C                                (UNAUDITED)
----------------------------------------------------------   -----------------

Net asset value, beginning of period .....................        $10.00
                                                                  ------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................         (0.01)
 Net realized and change in unrealized gain or loss on
  investments.............................................          0.72
                                                                  ------
   Total income from investment operations ...............          0.71
                                                                  ------
Net asset value, end of period ...........................        $10.71
                                                                  ======

Total return .............................................          7.10%
Net assets, end of period (000's) ........................        $1,895
Ratio of net investment expenses to average net assets ...          2.50%(1)
Ratio of net investment income to average net assets .....         (1.73)%(1)
Ratio of expenses before reimbursement and waiver to
 average net assets ......................................          4.35%(1)
Portfolio turnover rate ..................................         40.95%



(1) Annualized.



78   See Notes to Financial Statements.